[ OUTSIDE FRONT COVER  ]




-----------------------------------------------------------------------------
                                                                annual report

                                             LIQUIDITY PLUS MONEY MARKET FUND

                                                            December 31, 1997

[   INSIDE FRONT COVER    ]




Letter to shareholders


                                                           "... this fund was
                                                        established in order
                                                           to facilitate cash
                                                               management and
                                                          cash sweep services
                                                           to its customers."


DEAR SHAREHOLDERS:



     I want to thank you for placing your confidence in The Munder Funds.
We are pleased to be able to offer you this, the first Annual Report for the Liquidity Plus Money Market Fund. As you know, this Fund was established especially for Comerica Securities and its customers in order to facilitate Comerica Securities cash management and cash sweep services it offers to its customers. We hope you are pleased with the services provided by the Fund.


     If you have any questions, please feel free to call your Comerica Securities representative or The Munder Funds at 1-800-4MUNDER.




Very truly yours,

/s/ Lee Munder
Lee Munder, President

 Liquidity Plus Money Market Fund
       Portfolio of Investments, December 31, 1997

------------------------------------------------------------------------------

                                                                        Rating
     Principal                                                     ------------------
       Amount                                                       S&P       Moody's         Value
     ---------                                                     ----       -------         -----
COMMERCIAL PAPER -- 75.7%
   $3,000,000    A H Robins Company, Inc.,
                   5.570% due 01/28/1998**                         A1/A        P1/A2       $ 2,987,467
    2,000,000    Bellsouth Telecomm, Inc.,
                   5.700% due 02/06/1998**                         A1+/AAA     P1/Aaa        1,988,600
    2,000,000    Broadway Capital Corporation,
                   6.250% due 01/05/1998**                         A1/NR       P1/NR         1,998,611
    2,000,000    Browning Ferris Industries, Inc.,
                   6.500% due 01/02/1998**                         A1/A        P2/A3         1,999,639
    3,000,000    CXC, Inc.,
                   5.700% due 01/27/1998**                         A1+/NR      P1/NR         2,987,650
    2,000,000    Finova Capital Corporation,
                   5.730% due 02/12/1998**                         A2/A-       P2/Baal       1,986,630
    3,000,000    First Chicago Financial Corporation,
                   5.590% due 01/05/1998**                         A1/NR       P1/NR         2,998,137
    3,000,000    Gannett, Inc.,
                   5.650% due 01/15/1998**                         A1/A+       P1/A2         2,993,408
    2,000,000    Golden Managers Acceptance Corporation,
                   5.970% due 01/29/1998**                         A1+/NR      P1+/NR        1,990,713
    2,000,000    Gotham Funding Corporation,
                   5.900% due 02/12/1998**                         A1/NR       P1/NR         1,986,233
    2,000,000    Matterhorn Capital Corporation,
                   5.720% due 01/27/1998**                         A1+/NR      P1/NR         1,991,738
    3,000,000    National Bank of Canada,
                   5.670% due 02/11/1998**                         A1/A        P1/A1         2,980,627
    2,000,000    National Rural Utilities Cooperative Finance,
                   5.700% due 02/24/1998**                         A1+/AA      P1/A1         1,982,900
    2,000,000    New Center Asset Trust,
                   5.710% due 01/14/1998**                         A1+/NR      P1/NR         1,995,876
    2,000,000    Preferred Receivables Funding Corporation,
                   6.200% due 01/02/1998**                         A1/NR       P1/NR         1,999,656
    2,000,000    Receivables Capital Corporation,
                   5.780% due 01/05/1998**                         A1+/NR      P1/NR         1,998,716
    2,000,000    Sanwa Business Credit Corporation,
                   5.900% due 01/28/1998**                         A2/A-       P1/Aa3        1,991,150
    2,000,000    Sony Capital Corporation,
                   5.900% due 01/08/1998**                         A1/A        P1/Aa3        1,997,706
    2,000,000    Strategic Asset Funding Corporation,
                   5.900% due 02/03/1998**                         A1/NR       P1/NR         1,989,183
                                                                                           -----------
                   TOTAL COMMERCIAL PAPER
                    (Cost $42,844,640)                                                      42,844,640
                                                                                           -----------


                      See Notes to Financial Statements.


Liquidity Plus Money Market Fund
       Portfolio of Investments, December 31, 1997 (Continued)

------------------------------------------------------------------------------

     Principal
      Amount                                                                         Value
     ---------                                                                       -----
REPURCHASE AGREEMENTS -- 24.8%
   $10,063,107    Agreement with Lehman Brothers, 6.500% dated
                  12/31/1997, to be repurchased at $10,066,741 on
                  01/02/1998, collateralized by $33,635,000 U.S.
                  Treasury Note, 8.870% maturing 08/15/2017
                  (value $10,264,729)                                           $10,063,107
    $2,000,000    Agreement with J.P. Morgan, 6.250% dated
                  12/31/1997, to be repurchased at $2,000,694 on
                  01/02/1998, collateralized by $1,496,000 U.S.
                  Treasury Note, 8.875% maturing 02/15/2019
                  (value $2,042,508)                                              2,000,000
    $2,000,000    Agreement with Paine Webber, 6.470% dated
                  12/31/1997, to be repurchased at $2,000,719 on
                  01/02/1998, collateralized by $1,965,000 U.S.
                  Treasury Note, 6.375% maturing 07/15/1999
                   (value $2,042,485)                                             2,000,000
                                                                                -----------

                  TOTAL REPURCHASE AGREEMENTS
                   (Cost $14,063,107)                                            14,063,107
                                                                                -----------

TOTAL INVESTMENTS (Cost $56,907,747*)                                 100.5%     56,907,747
OTHER ASSETS AND LIABILITIES (Net)                                     (0.5)       (272,030)
                                                                      -----     -----------

NET ASSETS                                                            100.0%    $56,635,717
                                                                      =====     ===========

---------
  * Aggregate cost for Federal tax purposes.
 ** Rate represents annualized yield at date of purchase.


                      See Notes to Financial Statements.

Liquidity Plus Money Market Fund
       Statement of Assets and Liabilities, December 31, 199

------------------------------------------------------------------------------

ASSETS:
Investments, at value (Cost $56,907,747)
  See accompanying schedule:
       Securities..............................................   $42,844,640
       Repurchase agreements...................................    14,063,107
                                                                  -----------
Total investments..............................................    56,907,747
Interest receivable............................................         2,534
Unamortized organization costs.................................        15,464
Prepaid Expenses...............................................         2,661
                                                                  -----------
    Total Assets...............................................    56,928,406
                                                                  -----------

LIABILITIES:
Dividends payable..............................................       238,568
Custodian fees payable.........................................         1,088
Distribution and shareholder servicing fees payable............        13,623
Investment advisory fee payable................................        19,313
Administration fee payable.....................................         6,452
Transfer agent fee payable.....................................         9,137
Payable to investment advisor..................................         3,242
Accrued Directors' fees and expenses...........................           254
Accrued expenses and other payables............................         1,012
                                                                  -----------
    Total Liabilities..........................................       292,689
                                                                  -----------

NET ASSETS.....................................................    56,635,717
                                                                  -----------

NET ASSETS consist of:
Undistributed net investment income............................         1,410
Par value......................................................        56,636
Paid-in capital in excess of par value.........................    56,577,671
                                                                  -----------
    Total Net Assets...........................................   $56,635,717
                                                                  ===========

NET ASSET VALUE offering and redemption price per
    share ($56,635,717 / 56,635,717 shares of
    common stock outstanding)..................................   $      1.00
                                                                  ===========


                      See Notes to Financial Statements.

Liquidity Plus Money Market  Fund
       Statement of Operations,  Period Ended December 31, 1997 (a)

------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest..................................................   $767,029
                                                             --------
    Total investment income...............................    767,029
                                                             --------
EXPENSES:
Investment advisory fee...................................     52,118
Distribution and shareholder servicing fees...............     47,141
Administration fee........................................     15,069
Transfer agent fee........................................      8,838
Amortization of organizational costs......................      1,645
Custodian fees............................................      1,588
Legal and audit fees......................................        700
Directors' fees and expenses..............................        270
Other.....................................................      1,052
                                                             --------
    Total Expenses........................................    128,421
                                                             --------
NET INVESTMENT INCOME.....................................    638,608
                                                             --------
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS................................................   $638,608
                                                             ========

---------
(a) Liquidity Plus Money Market commenced operations on June 4, 1997.



                      See Notes to Financial Statements.

Liquidity Plus Money Market Fund
       Statement of Changes in Net Assets

------------------------------------------------------------------------------

                                                          Period
                                                           Ended
                                                        12/31/97(a)
                                                        -----------

Net investment income...............................    $   638,608
                                                        -----------

Net increase in net assets resulting
  from operations...................................        638,608

Distributions to shareholders from net
  investment income.................................       (638,608)
Net increase in net assets from Fund
  share transactions................................     56,635,717
                                                        -----------
Net increase in net assets..........................     56,635,717
NET ASSETS:
Beginning of period.................................              0
                                                        -----------

End of period.......................................    $56,635,717
                                                        ===========

---------
(a) Liquidity Plus Money Market commenced operations on June 4, 1997.


                      See Notes to Financial Statements.

Liquidity Plus Money Market Fund
        Financial Highlights, For a Share Outstanding Throughout The Period

------------------------------------------------------------------------------

                                                                 Period
                                                                  Ended
                                                                12/31/97(a)
                                                                -----------
Net asset value, beginning of period..........................   $   1.00
                                                                 --------
Income from investment operations:
Net investment income.........................................      0.030
                                                                 --------
Total from investment operations..............................      0.030
                                                                 --------
Less distributions:
Distributions from net investment income......................    (0.030)
                                                                 --------
Total distributions...........................................    (0.030)
                                                                 --------
Net asset value, end of period ...............................   $   1.00
                                                                 ========
Total return (b)..............................................       2.59%
                                                                 ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)..........................   $ 56,636
Ratio of operating expenses to average net assets.............       0.86%(c)
Ratio of net investment income to average net assets..........       4.29%(c)
Ratio of operating expenses to average net assets
   without expense waivers....................................       0.86%(c)

-------------
(a) Liquidity Plus Money Market Fund commenced operations on June 4, 1997.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized


                     See Notes to Financial Statements.

Liquidity Plus Money Market Fund
        Notes To Financial Statements, December 31, 1997

------------------------------------------------------------------------------

1.     Organization and Significant Accounting Policies

        Liquidity Plus Money Market Fund (the "Fund") is a diversified portfolio of St. Clair Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the " 1940 Act"), as an open-end investment company. The Fund commenced operations on June 4, 1997.

        The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

        Security Valuation: Securities are valued on an amortized cost basis, which approximates current market value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Directors. The Fund seeks to maintain a net asset value per share of $1.00.

        Repurchase Agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while the Fund seeks to assert its rights. The Fund's Advisor, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

        Security Transactions and Investment Income: Security transactions are recorded on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.

        Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly. Capital gains distributions, if any, will be made at least annually. Distributions to shareholders are recorded on the ex-dividend date.

        Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses of the Fund.

        As determined at December 31, 1997, permanent differences resulting from different book and tax accounting for organization costs were reclassified at year end. These reclassifications had no effect on net investment income, net assets or net asset value per share.

Liquidity Plus Money Market Fund
Notes To Financial Statements, December 31, 1997
        (Continued)

------------------------------------------------------------------------------

        Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

2. Investment Advisor, Administrator, Custodian, Transfer Agent and Other Related Party Transactions

        Munder Capital Management (the "Advisor"), an independent investment management firm, serves as the Fund's investment advisor. For its advisory services, the Advisor is entitled to receive a fee, computed daily and payable monthly, at an annual rate of 0.35% of the value of its average daily net assets.

        Funds Distributor, Inc. ("FDI" or the "Distributor") entered into Sub-Administration Agreements with First Data Investor Services Group ("Investor Services Group") prior to November 1, 1997 and State Street Bank & Trust Company ("State Street") after October 31, 1997, under which FDI provides certain administrative services with respect to the Munder Funds. FDI's fee for these services is paid for by the administrator out of its own resources at no additional cost to the Fund.

        Comerica Bank ("Comerica") provides certain custodian and shareholder services to the Fund. Comerica received fees as compensation for its services, based on the aggregate average daily net assets of the Fund and certain other investment portfolios advised by the Advisor for which Comerica provides services, computed daily and payable monthly at an annual rate of 0.03% of the first $100 million of average daily net assets, plus 0.02% of the next $500 million of net assets, and 0.01% of net assets in excess of $600 million. Comerica also received certain transaction based fees. Comerica earned $460 for its services as custodian through October 31, 1997. After October 31, 1997, no compensation was paid to Comerica for its services as custodian to the Fund. As of November 1, 1997 State Street Bank & Trust Company became the sub-custodian to the Fund. For its services as sub-custodian, State Street receives a fee based on the aggregate average daily net assets of the Fund and certain other investment portfolios advised by the Advisor for which State Street provides custodial services, as well as certain transaction based fees. As of November 1, 1997, Comerica receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica and its customers, as compensation for certain shareholder services provided to the Fund.

        Each Director of the Company is paid an aggregate fee, consisting of a $20,000 annual retainer, for services in such capacity plus $1,500 for each meeting attended per year, plus out-of-pocket expenses incurred as a Board member for services provided as a Board member of the Company, The Munder Funds Trust, The Munder Funds, Inc., and Munder Framlington Funds Trust. The Trustees or Directors are also reimbursed for any expenses incurred by them in connection with their duties as Trustees or Directors. No officer, director or employee of the Advisor, Comerica, FDI State Street or Investor Services Group currently receives any compensation from the Company.

3.      Distribution and Service Plan

        The Fund has adopted a Distribution and Service Plan (the "Plan") pursuant to Rule 12b-1, adopted by the Securities and Exchange Commission under the 1940 Act. Under the Plan, the Distributor is paid a service fee at an annual rate of 0.25% of the value of the average daily net assets of the Fund. The Distributor uses the service fees primarily to pay ongoing trail commissions to securities dealers and other financial institutions and organizations (collectively, the Service Organization") who provide shareholder services for the Fund. The service fee also includes payments to be made by the Fund to the Distributor for expenditures incurred by the Distributor in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which

Liquidity Plus Money Market Fund
Notes To Financial Statements, December 31, 1997
        (Continued)

------------------------------------------------------------------------------


include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution related services for the Fund). The Distributor is also paid a distribution fee at an annual rate of 0.10% of the value of the average daily net assets of the Fund.

4.         Common Stock

At December 31,1997, two billion shares of $.001 par value common stock were authorized for the Fund.

      Since the Fund has sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments, and redemptions is the same as the amounts shown below for such transactions.

           Changes in common stock for the Fund were as follows:

                                               Period Ended
                                                 12/31/97
                                                  Amount
                                              -------------
Sold ......................................    74,164,374
Issued as reinvestment of dividends .......       398,127
Redeemed ..................................   (17,926,784)
                                              -----------
Net increase ..............................    56,635,717
                                              ===========


5.         Organizational Costs

           Expenses incurred in connection with the organization of the Fund, including the fees and expenses of registering and qualifying its shares for distribution under Federal securities regulations, are being amortized on a straight-line basis over a period of 5 years from commencement of operations.

Report of Ernst & Young LLP, Independent Auditors


To the Board of Directors and Shareholders of the Liquidity Plus Money Market Fund


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Liquidity Plus Money Market Fund (the "Fund"), (one of the portfolios constituting the St. Clair Funds, Inc.), as of December 31, 1997, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from June 4, 1997 (commencement of operations) to December 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Liquidity Plus Money Market Fund portfolio of St. Clair Funds, Inc. at December 31, 1997, and the results of its operations, the changes in its net assets, and the financial highlights for the period from June 4, 1997 (commencement of operations) to December 31, 1997, in conformity with generally accepted accounting principles.



                                               /s/ Ernst & Young, LLP

Boston, Massachusetts
February 9, 1998

                                                          (INSIDE BACK COVER)


                                                             The Munder Funds

BOARD OF DIRECTORS
               Charles W. Elliott, Chairman
               John Rakolta, Jr., Vice Chairman
               Thomas B. Bender
               David J. Brophy
               Joseph E. Champagne
               Thomas D. Eckert

OFFICERS
               Lee Munder, President
               Leonard J. Barr II, Vice President
               Elyse G. Essick, Vice President
               Terry H. Gardner, Vice President, CFO and Treasurer Ann F. Putallaz, Vice President
               James C. Robinson, Vice President
               Gerald L. Seizert, Vice President
               Paul D. Tobias, Vice President
               Richard H. Rose, Assistant Treasurer
               Lisa Anne Rosen, Secretary and Assistant Treasurer
               Teresa M.R. Hamlin, Assistant Secretary

INVESTMENT ADVISOR
               Munder Capital Management
               Munder Capital Center
               480 Pierce Street
               Birmingham, MI 48009

TRANSFER AGENT
               First Data Investor Services Group, Inc.
               53 State Street
               Boston, MA  02109

ADMINISTRATOR & SUB-CUSTODIAN
               State Street Bank & Trust Company
               1776 Heritage Drive
               North Quincy, MA 02109

DISTRIBUTOR
               Funds Distributor, Inc.
               60 State Street
               Boston, MA  02109

CUSTODIAN
               Comerica Bank
               411 West Lafayette
               Detroit, MI  48226

LEGAL COUNSEL
               Dechert Price & Rhoads
               1775 Eye Street, N.W.
               Washington, D.C. 20006

INDEPENDENT AUDITORS
               Ernst & Young, LLP
               200 Clarendon Street
               Boston, MA  02116

                                          (OUTSIDE BACK COVER)

STCLAN1297

Investment Advisor: Munder Capital Management
Distributed by: Funds Distributor, Inc.

                                                        (OUTSIDE FRONT COVER)



                                                                       Annual
                                                                       Report




                                                            DECEMBER 31, 1997
                                               THE MUNDER INSTITUTIONAL FUNDS
                                         Institutional S & P 500 Index Equity
                                    Institutional S & P SmallCap Index Equity

                                                         (INSIDE FRONT COVER)





      The Munder Funds
           Letter to shareholders



DEAR FELLOW SHAREHOLDERS:


     I want to thank you for placing your confidence in The Munder Funds. We are pleased to be able to offer you this, the first Annual Report for the Munder Institutional Funds. As you know, these Funds were established especially for you: institutional investors seeking the advantages of mutual fund investing but without some of the disadvantages of more broadly offered retail funds. Because these funds are offered exclusively to large institutional investors, we are able to reduce the costs of operating the funds to a level that is less than half of the operating expenses of our retail funds.

     I hope you have been pleased with the operations and service provided by The Munder Funds. If you have any questions, please call your financial consultant or the Munder Funds at 1-800-4MUNDER.



     Very truly yours,


     /s/ Lee Munder
     Lee Munder, President

 Munder Institutional S&P 500 Index Equity Fund
    Portfolio of Investments, December 31, 1997
-----------------------------------------------------------------------------


Shares                                                          Value
------                                                          -----

COMMON STOCKS -- 98.5%
    Advertising -- 0.2%
  1,000  Interpublic Group of Companies, Inc.                $   49,813
  1,400  Omnicom Group, Inc.                                     59,325
                                                                -------
                                                                109,138
                                                                -------
    Aerospace -- 1.5%
  8,300  Boeing Company                                         406,181
    600  General Dynamics Corporation                            51,863
  1,600  Lockheed Martin Corporation                            157,600
    600  Northrop Grumman Corporation                            69,000
    388  Raytheon Company Class A                                19,133
  2,000  Raytheon Company Class B                               101,000
  2,000  United Technologies Corporation                        145,625
                                                               --------
                                                                950,402
                                                                -------
    Airlines -- 0.4%
    700  AMR Corporation +                                       89,950
    600  Delta Air Lines, Inc.                                   71,400
  1,950  Southwest Airlines Company                              48,019
    700  US Airways Group, Inc. +                                43,750
                                                                -------
                                                                253,119
                                                                -------
    Apparel -- 0.3%
    600  Fruit Of The Loom, Inc. +                               15,375
    600  Liz Claiborne, Inc.                                     25,088
  2,400  NIKE, Inc., Class B                                     94,200
    400  Reebok International Ltd.                               11,525
  1,100  V.F. Corporation                                        50,531
                                                                -------
                                                                196,719
    Automobiles -- 1.7%
  5,600  Chrysler Corporation                                   197,050
 10,000  Ford Motor Company                                     486,875
  6,100  General Motors Corporation                             369,812
    600  Navistar International Corporation +                    14,888
                                                                 ------
                                                              1,068,625
                                                                -------
    Automobile Parts & Equipment -- 0.4%
  1,300  AutoZone, Inc. +                                        37,700
    300  Cummins Engine, Inc.                                    17,719
    900  Dana Corporation                                        42,750
    600  Echlin, Inc.                                            21,712
  1,600  Genuine Parts Company                                   54,300
    700  Johnson Controls, Inc.                                  33,425
    600  Pep Boys-- Manny, Moe & Jack                            14,325
    600  Snap-On, Inc.                                           26,175
  1,000  TRW, Inc.                                               53,375
                                                                -------
                                                                301,481
                                                                -------
    Banks -- 9.2%
  4,900  Banc One Corporation                                   266,131
  3,200  Bank of New York, Inc.                                 185,000
  5,900  BankAmerica Corporation                                430,700
  1,200  BankBoston                                             112,725
    900  Bankers Trust New York Corporation                     101,194
  1,700  Barnett Banks, Inc.                                    122,188
  1,100  BB&T Corporation                                        70,469
  3,600  Chase Manhattan Corporation                            394,200
  3,900  Citicorp                                               493,106
    900  Comerica, Inc.                                          81,225
  1,700  CoreStates Financial Corporation                       136,106
  1,300  Fifth Third Bancorporation                             106,275
  2,400  First Chicago Corporation                              200,400
  4,900  First Union Corporation                                251,125
  2,100  Fleet Financial Group, Inc.                            157,369
  1,600  Huntington Bancshares, Inc.                             57,600
  1,800  KeyCorp (New)                                          127,462
  4,200  MBNA Corporation                                       114,713
  2,100  Mellon Bank Corporation                                127,313
  1,500  Morgan (J.P.) & Company, Inc.                          169,313
  4,900  Morgan Stanley, Dean Witter,
           Discover and Company                                 289,712
  1,800  National City Corporation                              118,350
  6,000  NationsBank Corporation                                364,875
  6,300  Norwest Corporation                                    243,337
  2,600  PNC Bank Corporation                                   148,362
    400  Republic New York Corporation                           45,675
  1,300  State Street Corporation                                75,644
  1,700  SunTrust Banks, Inc.                                   121,338
  1,400  Synovus Financial Corporation                           45,850
  2,000  U.S. Bancorp                                           223,875
  1,400  Wachovia Corporation                                   113,575
  2,100  Washington Mutual, Inc.                                134,006
    700  Wells Fargo & Company                                  237,606
                                                              ---------
                                                              5,866,819
                                                              ---------
    Broadcasting -- 0.4%
  5,900  CBS Corporation                                        173,681
    800  Clear Channel Communications +                          63,550
    400  Meredith Corporation                                    14,275
                                                                -------
                                                                251,506
                                                                -------
    Building Materials-- 0.8%
    300  Centex Corporation                                      18,881
    400  Crane Company                                           17,350
    300  Fleetwood Enterprises                                   12,731
  6,100  Home Depot, Inc.                                       359,137
    300  Kaufman & Broad Home Corporation                         6,731
  1,400  Masco Corporation                                       71,225
  1,000  Pall Corporation                                        20,688
    200  Pulte Corporation                                        8,363
                                                                -------
                                                                515,106
                                                                -------
                     See Notes to Financial Statements.

 Munder Institutional S&P 500 Index Equity Fund
    Portfolio of Investments, December 31, 1997
                        (Continued)

-----------------------------------------------------------------------------


Shares                                                          Value
------                                                          -----

COMMON STOCKS (Continued)
    Business Equipment and Supplies -- 1.9%
    900  Avery Dennison Corporation                          $   40,275
  1,100  Ikon Office Solutions                                   30,938
  8,200  International Business Machines
         Corporation                                            857,412
  1,200  Pitney Bowes, Inc.                                     107,925
  2,700  Xerox Corporation                                      199,294
                                                              ---------
                                                              1,235,844
                                                              ---------
    Business Services -- 0.5%
  6,562  Cendant Corporation +                                  225,569
    700  Deluxe Corporation                                      24,150
  1,000  Federal Express Corporation +                           61,062
    300  Harland (John H.) Company                                6,300
    700  Moore Corporation Ltd.                                  10,588
                                                             ----------
                                                                327,669
                                                             ----------
    Chemicals and Plastics -- 3.1%
    900  Air Products & Chemicals, Inc.                          74,025
  1,900  Dow Chemical Company                                   192,850
  9,500  dupont (E.I.) de Nemours &
           Company                                              570,594
    700  Eastman Chemical Company                                41,694
    600  Ecolab, Inc.                                            33,262
  1,200  Engelhard Corporation                                   20,850
    300  FMC Corporation +                                       20,194
    600  Grace (W.R.) & Company                                  48,262
    500  Great Lakes Chemical Corporation                        22,438
    800  Hercules, Inc.                                          40,050
    400  Kerr-McGee Corporation                                  25,325
    600  Mallinckrodt Group, Inc.                                22,800
  3,400  Minnesota Mining & Manufacturing
           Company                                              279,012
  4,900  Monsanto Company                                       205,800
  1,100  Morton International, Inc.                              37,812
    600  Nalco Chemical Company                                  23,738
  1,300  Praxair, Inc.                                           58,500
    800  Raychem Corporation                                     34,450
  1,700  Rockwell International Corporation                      88,825
    600  Rohm & Haas Company                                     57,450
    900  Sigma-Aldrich Corporation                               35,775
    600  Union Camp Corporation                                  32,213
  1,000  Union Carbide Corporation                               42,937
                                                             ----------
                                                              2,008,856
                                                             ----------
    Coal -- 0.2%
  1,800  CSX Corporation                                         97,200
    200  Eastern Enterprises                                      9,000
    700  Fluor Corporation                                       26,163
                                                              ---------
                                                                132,363
                                                              ---------
    Communication Equipment -- 1.4%
  1,300  Cabletron Systems, Inc. +                               19,500
  8,000  GTE Corporation                                        418,000
    700  Harris Corporation                                      32,113
  5,000  Motorola, Inc.                                         285,312
  1,200  National Semiconductor Corporation +                    31,125
    700  Scientific-Atlanta, Inc.                                11,725
  1,600  Tellabs, Inc. +                                         84,600
                                                              ---------
                                                                882,375
                                                              ---------
    Computer Hardware, Software or Services -- 6.6%
  2,900  3COM Corporation +                                     101,319
    600  Adobe Systems, Inc.                                     24,750
  1,200  Advanced Micro Devices, Inc. +                          21,525
  1,900  AMP, Inc.                                               79,800
  1,000  Apple Computer, Inc. +                                  13,125
    400  Autodesk, Inc.                                          14,800
  2,400  Automatic Data Processing, Inc.                        147,300
  1,700  Bay Networks, Inc. +                                    43,456
    700  Ceridian Corporation +                                  32,069
  8,350  CISCO Systems, Inc. +                                  465,512
  6,300  Compaq Computer Corporation                            355,556
  4,550  Computer Associates
           International, Inc.                                  240,581
    700  Computer Sciences Corporation +                         58,450
    400  Data General Corporation +                               6,975
  2,700  Dell Computer Corporation +                            226,800
  1,300  Digital Equipment Corporation +                         48,100
  8,700  Hewlett Packard Company                                543,750
  1,000  Honeywell, Inc.                                         68,500
 10,000  Microsoft Corporation +                              1,292,500
  2,900  Novell, Inc. +                                          21,750
  8,200  Oracle Systems Corporation +                           182,962
  1,000  Parametric Technology Corporation +                     47,375
  2,000  Seagate Technologies, Inc. +                            38,500
      1  Siebel Systems, Inc. +                                      56
  1,400  Silicon Graphics, Inc. +                                17,413
  3,100  Sun Microsystems, Inc. +                               123,613
  1,400  Unisys Corporation +                                    19,425
                                                              ---------
                                                              4,235,962
                                                              ---------
    Computer -- Semiconductors -- 1.9%
  3,000  Applied Materials +                                     90,375
  4,000  EMC Corporation +                                      109,750
 13,600  Intel Corporation                                      955,400
  1,200  LSI Logic Corporation +                                 23,700
  1,700  Micron Technology, Inc. +                               44,200
                                                             ----------
                                                              1,223,425
                                                             ----------
                     See Notes to Financial Statements.

Munder Institutional S&P 500 Index Equity Fund
   Portfolio of Investments, December 31, 1997
                     (Continued)
-----------------------------------------------------------------------------

Shares                                                          Value
------                                                          -----

COMMON STOCKS (Continued)
    Consumer Non-Durables -- 3.5%
  1,900  Corning, Inc.                                       $   70,537
 27,400  General Electric Company                             2,010,475
    400  Grainger (W.W.), Inc.                                   38,875
  1,400  Lowe's Companies, Inc.                                  66,763
  1,300  Newell Company                                          55,250
    900  Whitman Corporation                                     23,456
                                                             ----------
                                                              2,265,356
                                                             ----------
    Consumer Services-- 0.2%
    900  Block (H & R), Inc.                                     40,331
    600  Manor Care, Inc.                                        21,000
  2,100  Service Corporation International                       77,569
                                                             ----------
                                                                138,900
                                                             ----------
    Consumer Staples -- 0.1%
    700  Pioneer Hi-Bred International, Inc.                     75,075
                                                              ---------
    Containers -- 0.2%
    300  Ball Corporation                                        10,594
  1,000  Crown Cork & Seal Company, Inc.                         50,125
  1,200  Owens-Illinois, Inc. +                                  45,525
                                                             ----------
    Cosmetics -- Toiletry -- 0.1%
    400  Alberto-Culver Company, Class B                         12,825
  1,100  Avon Products, Inc.                                     67,513
                                                             ----------
                                                                 80,338
                                                             ----------
    Diversified -- 1.7%
    300  Aeroquip-Vickers, Inc.                                  14,719
  4,700  AlliedSignal Corporation                               183,006
  1,400  Cognizant Corporation                                   62,387
  1,400  Fortune Brands, Inc.                                    51,888
  1,000  Loews Corporation                                      106,125
  1,400  Textron, Inc.                                           87,500
  1,300  Thermo Electron Corporation +                           57,850
  4,500  Tyco International Ltd.                                202,781
  5,200  Unilever NV                                            324,675
                                                             ----------
                                                              1,090,931
                                                             ----------
    Electrical Equipment -- 0.4%
  1,000  Cooper Industries, Inc.                                 49,000
    300  Foster Wheeler Corporation                               8,119
    400  General Signal Corporation                              16,875
    400  Tektronix, Inc.                                         15,875
  3,200  Texas Instruments, Inc.                                144,000
    400  Thomas & Betts Corporation                              18,900
                                                             ----------
                                                                252,769
                                                             ----------
    Electronics -- 0.5%
    700  Eaton Corporation                                       62,475
    400  EG & G, Inc.                                             8,325
  3,700  Emerson Electric Company                               208,819
    700  KLA-Tencor Corporation +                                27,037
    900  Tandy Corporation                                       34,706
                                                             ----------
                                                                341,362
                                                             ----------
    Energy and Resources -- 0.2%
  1,405  Burlington Resources, Inc.                              62,962
  1,400  Dresser Industries, Inc.                                58,712
                                                             ----------
                                                                121,674
                                                             ----------
    Entertainment -- 1.8%
    900  Brunswick Corporation                                   27,281
  5,600  Disney (Walt) Company                                  554,750
    600  Harcourt General Corporation                            32,850
  1,000  Hasbro, Inc.                                            31,500
  1,000  ITT Corporation (New)                                   82,875
    300  King World Productions, Inc.                            17,325
  2,400  Mattel, Inc.                                            89,400
  4,700  Time Warner, Inc.                                      291,400
                                                             ----------
                                                              1,127,381
                                                             ----------
    Enviromental Control -- 0.0%#
    400  Safety-Kleen Corporation                                10,975
                                                             ----------
    Financial Services -- 3.8%
  3,900  American Express Company                               348,075
  2,000  American General Corporation                           108,125
    400  Beneficial Corporation                                  33,250
    900  Countrywide Credit Industries                           38,588
    800  Dow Jones & Company, Inc.                               42,950
  1,300  Equifax, Inc.                                           46,069
  5,900  Federal Home Loan Mortgage
           Corporation                                          247,431
  8,900  Federal National Mortgage
           Association                                          507,856
  3,700  First Data Corporation                                 108,225
  1,100  Green Tree Financial Corporation                        28,806
    900  Household International, Inc.                          114,806
  2,700  Merrill Lynch & Company, Inc.                          196,931
  2,200  Schwab (Charles) Corporation                            92,263
    400  Temple-Inland, Inc.                                     20,925
  9,467  Travelers Group, Inc.                                  510,035
                                                             ----------
                                                              2,444,335
                                                             ----------
    Food and Beverages -- 7.1%
  2,000  Albertson's, Inc.                                       94,750
  4,100  Anheuser-Busch Companies, Inc.                         180,400

                     See Notes to Financial Statements.

 Munder Institutional S&P 500 Index Equity Fund
    Portfolio of Investments, December 31, 1997
                   (Continued)
-----------------------------------------------------------------------------

Shares                                                          Value
------                                                          -----

COMMON STOCKS (Continued)
    Food and Beverages (Continued)
  3,900  Campbell Soup Company                              $   226,687
 20,800  Coca-Cola Company                                    1,385,800
  4,000  ConAgra, Inc.                                          131,250
    300  Coors (Adolph) Company,
           Class B                                                9,975
  1,200  CPC International, Inc.                                129,300
  3,100  Heinz (H.J.) Company                                   157,519
  1,200  Hershey Foods Corporation                               74,325
  3,400  Kellogg Company                                        168,725
 12,800  PepsiCo, Inc.                                          466,400
 20,200  Philip Morris Companies, Inc.                          915,313
  1,100  Quaker Oats Company                                     58,025
    900  Ralston-Purina Company                                  83,644
  4,000  Sara Lee Corporation                                   225,250
  3,100  Seagram Company Ltd.                                   100,169
  1,600  UST, Inc.                                               59,100
  1,000  Wrigley (Wm) Jr. Company                                79,562
                                                              ---------
                                                              4,546,194
                                                              ---------
    Food Distribution -- 0.7%
  4,700  Archer-Daniels-Midland Company                         101,931
  1,300  General Mills, Inc.                                     93,112
    600  Giant Food, Inc., Class A                               20,213
    300  Great Atlantic & Pacific Tea
           Company, Inc.                                          8,906
  2,100  Kroger Company +                                        77,569
    600  Supervalu, Inc.                                         25,125
  1,400  Sysco Corporation                                       63,788
  1,300  Winn Dixie Stores, Inc.                                 56,794
                                                              ---------
                                                                447,438
                                                              ---------
    Freight and Shipping -- 0.0%#
    300  Caliber Systems, Inc.                                   14,606
                                                              ---------
      Glass Products -- 0.2%
    400  Owens Corning Fiberglass
           Corporation                                           13,650
  1,500  PPG Industries, Inc.                                    85,687
                                                              ---------
                                                                 99,337
                                                              ---------
      Health Care Facilities -- 0.4%
  5,400  Columbia/HCA Healthcare
           Corporation                                          159,975
  1,400  Humana, Inc. +                                          29,050
  2,600  Tenet Healthcare Corporation +                          86,125
                                                              ---------
                                                                275,150
                                                              ---------
      Health Care Products -- 3.7%
  6,400  Abbott Laboratories                                    419,600
    600  Allergan, Inc.                                          20,138
    400  Bausch & Lomb, Inc.                                     15,850
  1,000  Becton, Dickinson & Company                             50,000
 10,000  Merck & Company, Inc.                                1,062,500
 10,800  Pfizer, Inc.                                           805,275
                                                              ---------
                                                              2,373,363
                                                              ---------
      Holding Companies-- 0.2%
    700  Providian, LLC                                          31,631
  2,000  Public Service Enterprise                               63,375
                                                              ---------
                                                                95,006
                                                              ---------
      Home Appliances -- 0.1%
    800  Black & Decker Corporation                              31,250
    800  Maytag Corporation                                      29,850
    600  Whirlpool Corporation                                   33,000
                                                              ---------
                                                                 94,100
                                                              ---------
      Home Furnishings and Housewares -- 0.8%
  5,400  American Home Products
           Corporation                                          413,100
    300  Armstrong World                                         22,425
  1,300  Rubbermaid, Inc.                                        32,500
    200  Springs Industries, Inc.                                10,400
    600  Tupperware Corporation                                  16,725
                                                              ---------
                                                                495,150
                                                              ---------
      Hotels and Restaurants -- 0.8%
  1,300  Darden Restaurants, Inc.                                16,250
    900  Harrah's Entertainment
           Corporation +                                         16,988
  2,100  Hilton Hotels Corporation                               62,475
  1,000  Marriot International, Inc.                             69,250
  5,700  McDonald's Corporation                                 272,175
  1,500  Mirage Resorts, Inc. +                                  34,125
  1,300  Tricon Global Restaurants, Inc. +                       37,781
  1,100  Wendy's International, Inc.                             26,469
                                                              ---------
                                                                535,513
                                                              ---------
      Insurance -- 4.0%
  1,300  Aetna Life & Casualty Company                           91,731
  3,600  Allstate Corporation                                   327,150
  5,900  American International Group, Inc.                     641,625
  1,400  AON Corporation                                         82,075
  1,400  Chubb Corporation                                      105,875
    600  CIGNA Corporation                                      103,837

                     See Notes to Financial Statements.

 Munder Institutional S&P 500 Index Equity Fund
    Portfolio of Investments, December 31, 1997
                 (Continued)
-----------------------------------------------------------------------------

Shares                                                          Value
------                                                          -----

COMMON STOCKS (Continued)
Insurance (Continued)
    400  Cincinnati Financial Corporation                    $   56,300
  1,600  Conseco, Inc.                                           72,700
    700  General Re Corporation                                 148,400
  1,000  Hartford Financial Services
           Group, Inc.                                           93,563
    600  Jefferson-Pilot Corporation                             46,725
    900  Lincoln National Corporation                            70,313
  1,400  Marsh & McLennan
           Companies, Inc.                                      104,387
    800  MBIA, Inc.                                              53,450
  1,000  MGIC Investment Corporation                             66,500
    600  Progressive Corporation                                 71,925
  1,100  SAFECO Corporation                                      53,625
    700  St. Paul Companies, Inc.                                57,444
  1,600  SunAmerica, Inc.                                        68,400
  1,100  Torchmark, Inc.                                         46,269
    600  Transamerica Corporation                                63,900
  1,600  United Healthcare Corporation                           79,500
  1,200  UNUM Corporation                                        65,250
    900  USF & G Corporation                                     19,856
                                                              ---------
                                                              2,590,800
                                                              ---------
      Machinery and Heavy Equipment -- 0.7%
  3,100  Caterpillar, Inc.                                      150,544
    300  Cincinnati Milacron, Inc.                                7,781
  2,100  Deere & Company                                        122,456
  1,800  Dover Corporation                                       65,025
  1,400  Ingersoll-Rand Company                                  56,700
  1,000  Parker-Hannifin Corporation                             45,875
                                                              ---------
                                                                448,381
                                                              ---------
      Manufacturing -- 0.7%
  1,900  Alcan Aluminum Ltd.                                     52,487
  1,400  Aluminum Company of America                             98,525
  1,600  Boston Scientific Corporation +                         73,400
    200  Briggs & Stratton Corporation                            9,713
    600  Brown-Forman Corporation,
         Class B                                                 33,150
    600  Case Corporation                                        36,263
    700  PACCAR, Inc.                                            36,750
    600  Reynolds Metals Company                                 36,000
  1,400  Sherwin-Williams Company                                38,850
                                                              ---------
                                                                415,138
                                                              ---------
    Machine Tool - 0.1%
    700  Stanley Works                                           33,031
                                                              ---------
    Medical Instruments, Services, and
        Supplies -- 2.3%
    400  Bard (C.R.), Inc.                                       12,525
  2,300  Baxter International, Inc.                             116,006
    900  Biomet, Inc.                                            23,062
    900  Cardinal Health, Inc.                                   67,612
  1,300  Guidant Corporation                                     80,925
  1,700  HBO & Company                                           81,600
  3,000  HEALTHSOUTH Corporation +                               83,250
 11,200  Johnson & Johnson Company                              737,800
  3,900  Medtronic, Inc.                                        204,019
    200  Shared Medical Systems
           Corporation                                           13,200
    700  St. Jude Medical, Inc. +                                21,350
    600  United States Surgical Corporation                      17,588
                                                              ---------
                                                              1,458,937
                                                              ---------
      Metal Fabricating - 0.2%
  2,100  Illinois Tool Works, Inc.                              126,263
                                                              ---------
      Metals and Mining -- 0.5%
  1,400  Allegheny Teldyne, Inc.                                 36,225
    300  ASARCO, Inc.                                             6,731
  3,100  Barrick Gold Corporation                                57,737
  1,900  Battle Mountain Gold Company                            11,163
    700  Cyprus Amax Minerals Company                            10,763
  1,200  Echo Bay Mines Ltd.                                      2,925
  1,700  Freeport McMoRan Copper & Gold,
           Class B                                               26,775
  1,300  Homestake Mining Company                                11,538
  1,400  Inco Ltd.                                               23,800
  1,300  Newmont Mining Corporation                              38,187
    600  Phelps Dodge Corporation                                37,350
  2,000  Placer Dome, Inc.                                       25,375
                                                              ---------
                                                                288,569
                                                              ---------
      Natural Gas -- 0.4%
    400  Columbia Gas System, Inc.                               31,425
    800  Consolidated Natural Gas
         Company                                                 48,400
  2,600  Enron Corporation                                      108,062
    400  NICOR, Inc.                                             16,875
    300  ONOEK, Inc.                                             12,113
    700  Pacific Enterprises, Inc.                               26,338
    700  Sonat, Inc.                                             32,025
                                                              ---------
                                                                275,238
                                                              ---------
      News and Publishing -- 0.5%
  2,400  Gannett Company, Inc.                                  148,350
    700  Knight-Ridder, Inc.                                     36,400

                      See Notes to Financial Statements.

Munder Institutional S&P 500 Index Equity Fund
   Portfolio of Investments, December 31, 1997
            (Continued)
-----------------------------------------------------------------------------

Shares                                                          Value
------                                                          -----

COMMON STOCKS (Continued)
    News and Publishing (Continued)
    800  New York Time Company,
           Class A                                           $   52,900
    800  Times Mirror Company (New),
           Class A                                               49,200
  1,000  Tribune Company                                         62,250
                                                              ---------
                                                                349,100
                                                              ---------
    Oil -- 7.7%
    700  Amerada Hess Corporation                                38,413
  4,100  Amoco Corporation                                      349,012
    700  Apache Corporation                                      24,544
    600  Ashland, Inc.                                           32,213
  2,700  Atlantic Richfield Company                             216,337
  1,400  Baker Hughes, Inc.                                      61,075
  5,500  Chevron Corporation                                    423,500
    900  Coastal Corporation                                     55,744
 20,600  Exxon Corporation                                    1,260,462
  2,100  Halliburton Company                                    109,069
    900  Louisiana Land & Exploration
           Company                                               17,100
    400  McDermott International, Inc.                           14,650
  6,600  Mobil Corporation                                      476,437
  2,700  Occidental Petroleum Corporation                        79,144
    900  Oryx Energy Company +                                   22,950
    400  Pennzoil Company                                        26,725
  2,200  Phillips Petroleum Company                             106,975
 17,900  Royal Dutch Petroleum Company                          969,956
  1,400  Tenneco, Inc.                                           55,300
  4,400  Texaco, Inc.                                           239,250
  2,000  Union Pacific Corporation                              124,875
  2,100  Union Pacific Resources Group                           50,925
  2,000  Unocal Corporation                                      77,625
  2,400  USX-Marathon Group                                      81,000
                                                              ---------
                                                              4,913,281
                                                              ---------
    Oil Equipment and Services -- 0.6%
    200  Helmerich & Payne, Inc.                                 13,575
  4,100  Schlumberger Ltd.                                      330,050
    400  Western Atlas, Inc.                                     29,600
                                                              ---------
                                                                373,225
                                                              ---------
    Paper and Forest Products -- 1.1%
    400  Bemis Company, Inc.                                     17,625
    400  Boise Cascade Corporation                               12,100
    800  Champion International Corporation                      36,250
  1,600  Fort James Corporation                                  61,200
    700  Georgia-Pacific Corporation                             42,525
    400  Harnischfeger Industries, Inc.                          14,125
  2,600  International Paper Company                            112,125
  4,642  Kimberly-Clark Corporation                             228,909
    900  Mead Corporation                                        25,200
    300  Potlatch Corporation                                    12,900
    900  Stone Container Corporation                              9,394
  1,700  Weyerhaeuser Company                                    83,406
    900  Willamette Indutries, Inc.                              28,969
                                                              ---------
                                                                684,728
                                                              ---------
    Personal Items -- 3.0%
  2,400  Colgate-Palmolive Company                              176,400
  4,700  Gillette Company                                       472,056
    900  International Flavors & Fragrances,
           Inc.                                                  46,350
    300  Jostens, Inc.                                            6,919
 11,300  Procter & Gamble Company                               901,881
  2,300  Warner-Lambert Company                                 285,200
                                                              ---------
                                                              1,888,806
                                                              ---------
    Petroleum Refining -- 0.2%
    500  Anadarko Petroleum Corporation                          30,344
    700  Rowan Companies +                                       21,350
    600  Sun Company                                             25,237
  2,600  Williams Companies, Inc.                                73,775
                                                              ---------
                                                                150,706
                                                              ---------
    Pharmaceuticals -- 3.1%
    700  ALZA Corporation                                        22,269
  8,300  Bristol-Myers Squibb Company                           785,388
  9,200  Lilly (Eli) & Company                                  640,550
  4,300  Pharmacia & Upjohn, Inc.                               157,487
  6,100  Schering-Plough Corporation                            378,962
                                                              ---------
                                                              1,984,656
                                                              ---------
    Photographic Equipment and Supplies -- 0.3%
  2,700  Eastman Kodak Company                                  164,194
    400  Polaroid Corporation                                    19,475
                                                              ---------
                                                                183,669
                                                              ---------
    Printing and Publishing -- 0.3%
    600  American Greetings Corporation,
           Class A                                               23,475
  1,300  Donnelley (R.R.) & Sons Company                         48,425
  1,400  Dun & Bradstreet Corporation                            43,312
    800  McGraw-Hill, Inc.                                       59,200
    900  Westvaco Corporation                                    28,294
                                                              ---------
                                                                202,706
                                                              ---------
    Railroads -- 0.2%
  3,200  Norfolk Southern Corporation                            98,600
                                                              ---------

                      See Notes to Financial Statements.

Munder Institutional S&P 500 Index Equity Fund
   Portfolio of Investments, December 31, 1997
                (Continued)
-----------------------------------------------------------------------------

Shares                                                          Value
------                                                          -----

COMMON STOCKS (Continued)
    Research and Development -- 0.2%
  2,200  Amgen, Inc.                                         $  119,075
                                                              ---------
    Retail -- Store -- 3.5%
  2,300  American Stores Company                                 47,294
    900  Charming Shoppes, Inc. +                                 4,219
    800  Circuit City Stores -- CircuitCity
           Group                                                 28,450
  1,700  Costco Companies, Inc. +                                75,862
  1,400  CVS Corporation                                         89,687
  1,800  Dayton Hudson Corporation                              121,500
  1,000  Dillard's, Inc.                                         35,250
  1,700  Federated Department Store +                            73,206
  3,450  Gap, Inc.                                              122,259
  4,000  K mart Corporation +                                    46,250
  2,300  Limited, Inc.                                           58,650
    300  Longs Drug Stores Company                                9,638
  2,000  May Department Stores Company                          105,375
    300  Mercantile Stores Company                               18,263
    700  Nordstrom, Inc.                                         42,263
  2,100  Penney (J.C.) Company, Inc.                            126,656
  1,000  Rite Aid Corporation                                    58,687
    300  Russell Corporation                                      7,969
  3,300  Sears, Roebuck & Company                               149,325
  1,400  TJX Companies, Inc.                                     48,125
  2,400  Toys R Us, Inc. +                                       75,450
 18,900  Wal-Mart Stores, Inc.                                  745,369
  4,100  Walgreen Company                                       128,637
  1,100  Woolworth Corporation +                                 22,413
                                                              ---------
                                                              2,240,797
                                                              ---------
    Savings and Loan Associations -- 0.1%
    800  Ahmanson (H.F.) Company                                 53,550
    400  Golden West Financial Corporation                       39,125
                                                              ---------
                                                                 92,675
                                                              ---------
    Soaps and Detergents-- 0.1%
    900  Clorox Company                                          71,156
                                                              ---------
    Steel -- 0.2%
    900  Armco, Inc. +                                            4,444
  1,000  Bethlehem Steel Corporation +                            8,625
    400  Inland Steel Industries, Inc.                            6,850
    700  Nucor Corporation                                       33,818
    600  Timken Company                                          20,625
    700  USX-U.S.Steel Group, Inc.                               21,875
    800  Worthington Industries, Inc.                            13,200
                                                              ---------
                                                                109,437
                                                              ---------
    Technology -- 0.7%
  4,600  Ameritech Corporation                                  370,300
  1,000  ITT Industries                                          31,375
    400  Millipore Corporation                                   13,575
    400  Perkin-Elmer Corporation                                28,425
                                                              ---------
                                                                443,675
                                                              ---------
    Telecommunications -- 7.4%
  4,200  AirTouch Communications, Inc. +                        174,563
  1,600  ALLTEL Corporation                                      65,700
    700  Andrew Corporation +                                    16,800
 13,600  AT & T Corporation                                     833,000
  6,500  Bell Atlantic Corporation                              591,500
  8,300  BellSouth Corporation                                  467,394
  2,900  Comcast Corporation Special,
           Class A (non-voting)                                  91,531
  1,000  DSC Communications Corporation +                        24,000
  1,400  Frontier Corporation                                    33,688
  5,300  Lucent Technologies, Inc.                              423,337
  5,700  MCI Communications Corporation                         244,031
  1,300  NEXTLEVEL Systems, Inc. +                               23,238
  2,200  Northern Telecommunications Ltd.                       195,800
  7,600  SBC Communications                                     556,700
  3,600  Sprint Corporation                                     211,050
  4,300  Tele-Communications, Inc., Class A                     120,131
  5,000  US West Media, Inc. +                                  144,375
  4,000  US West, Inc.                                          180,500
  3,000  Viacom, Inc., Class B +                                124,312
  7,600  WorldCom, Inc. +                                       229,900
                                                              ---------
                                                              4,751,550
                                                              ---------
    Tire and Rubber -- 0.2%
    700  Cooper Tire & Rubber Company                            17,063
    400  Goodrich (B.F.) Company                                 16,575
  1,300  Goodyear Tire & Rubber Company                          82,712
                                                              ---------
                                                                116,350
                                                              ---------
    Transportation -- 0.2%
  1,300  Burlington Northern Santa Fe                           120,819
    700  Ryder System, Inc.                                      22,925
                                                              ---------
                                                                143,744
                                                              ---------

                     See Notes to Financial Statements.

Munder Institutional S&P 500 Index Equity Fund
   Portfolio of Investments, December 31, 1997
                   (Continued)
-----------------------------------------------------------------------------
Shares                                                          Value
------                                                          -----

COMMON STOCKS (Continued)
    Utilities -- 2.7%
  1,600  American Electric Power
            Company, Inc.                                    $   82,600
  1,300  Baltimore Gas & Electric Company                        44,281
  1,300  Carolina Power & Light Company                          55,169
  1,700    Central & Southwest Corporation                       46,006
  1,300  Cinergy Corporation                                     49,806
  2,000  Consolidated Edison Company                             82,000
  1,600  Dominion Resources, Inc.                                68,100
  1,200  DTE Energy Company                                      41,625
  3,000  Duke Energy Company                                    166,125
  3,300  Edison International                                    89,719
  2,000  Entergy Corporation                                     59,875
  1,972  FirstEnergy Corporation +                               57,188
  1,600  FPL Group, Inc.                                         94,700
  1,000  GPU, Inc.                                               42,125
  2,400  Houston Industries, Inc.                                64,050
    400  National Service Industries, Inc.                       19,825
  1,200  Niagara Mohawk Power
           Corporation +                                         12,600
    600  Northern States Power Company                           34,950
  2,400  PacifiCorp                                              65,550
  1,900  PECO Energy Company                                     46,075
    300  People's Energy Corporation                             11,813
  3,700  PG & E Corporation                                     112,619
  1,400  PP & L Resources, Inc.                                  33,512
  5,700  Southern Company                                       147,487
  2,000  Texas Utilities Company                                 83,125
  1,800  Unicom Corporation                                      55,350
    900  Union Electric Company                                  38,925
                                                              ---------
                                                              1,705,200
                                                              ---------
    Waste Management -- 0.3%
  1,700  Browning-Ferris Industries, Inc.                        62,900
  2,700  Laidlaw, Inc., Class B(non-voting)                      36,787
  3,700  Waste Management, Inc.                                 101,750
                                                              ---------
                                                                201,437
                                                              ---------
TOTAL COMMON STOCKS
  (Cost  $62,744,677)                                        63,051,536
                                                             ----------

Principal
Amount                                                          Value
---------                                                       -----

U.S. TREASURY BILLS -- 0.2%
$100,000   5.31%++ due 4/30/98 **                                98,314
                                                              ---------
TOTAL U.S. TREASURY BILLS
  (Cost  $98,314)                                                98,314
                                                              ---------
REPURCHASE AGREEMENT -- 1.0%
(Cost  $678,000)
$678,000   Agreement with State Street Bank
             and Trust Company, 6.000% dated
             12/31/1997, to be repurchased at
             $678,226 on 01/02/98, collateralized
             by $690,000 U.S. Treasury Note,
             5.250% maturing 01/31/2001
             (value $695,358)                                   678,000
                                                              ---------
TOTAL INVESTMENTS
  (Cost  $63,520,991*)                               99.7%  $63,827,850
OTHER ASSETS AND
  LIABILITIES (Net)                                   0.3       171,126
                                                    -----    ----------
NET ASSETS                                          100.0%  $63,998,976
                                                   ======    ==========
---------
  * Aggregate cost for Federal tax purposes is $63,521,002.
 ** Security pledged as collateral for futures contracts.
  + Non-income producing security.
 ++ Rate represents annualized yield at date of purchase.
  # Amount represents less than 0.1% of net assets.

Number
   of                                                      Unrealized
Contracts                                                Appreciation
---------                                                ------------
FUTURES CONTRACTS - LONG POSITION
73      S&P 500 Index,
              March 1998                                    $    32,560
                                                            ===========

Munder Institutional S&P SmallCap Index Equity Fund
   Portfolio of Investments, December 31, 1997

-----------------------------------------------------------------------------

Shares                                                          Value
------                                                          -----

COMMON STOCKS -- 99.8%
    Advertising -- 0.3%
    200  ADVO, Inc. +                                        $    3,900
    100  HA-LO Industries, Inc. +                                 2,600
                                                            -----------
                                                                  6,500
                                                            -----------
    Aerospace & Defense-- 1.0%
    100  AAR Corporation                                          3,875
    100  Alliant Techsystems, Inc. +                              5,575
    200  BE Aerospace, Inc. +                                     5,350
    200  Orbital Sciences Corporation +                           5,950
    100  Watkins Johnson Company                                  2,594
    100  Whittaker Corporation +                                  1,100
                                                            -----------
                                                                 24,444
                                                            -----------
    Agricultural Machinery -- 0.7%
    100  AptarGroup, Inc.                                         5,550
    266  Delta & Pine Land Company                                8,113
    100  Lindsay Manufacturing Company                            4,337
                                                           ------------
                                                                 18,000
                                                            -----------
    Air Travel -- 0.6%
    450  Comair Holdings, Inc.                                   10,856
    200  Mesa Air Group, Inc. +                                     988
    100  SkyWest, Inc.                                            2,962
                                                            -----------
                                                                 14,806
                                                            -----------
    Apparel & Textiles-- 3.2%
    100  Angelica Corporation                                     2,262
    100  Ashworth, Inc. +                                         1,100
    200  Authentic Fitness Corporation                            3,687
    100  Brown Group, Inc.                                        1,331
    200  Cone Mills Corporation +                                 1,550
    200  Delta Woodside Industries, Inc.                            975
    100  Fabri Centers America, Inc. +                            2,231
    100  G & K Services                                           4,200
    100  Galey & Lord, Inc. +                                     1,788
    200  Guilford Mills, Inc.                                     5,475
    100  Haggar Corporation                                       1,575
    200  Hartmarx Corporation +                                   1,525
    100  Johnston Industries, Inc.                                  438
    200  Kellwood Company                                         6,000
    450  Mohawk Industries, Inc. +                                9,872
    300  Nautica Enterprises, Inc. +                              6,975
    100  Oshkosh B' Gosh, Inc.                                    3,300
    100  Oxford Industries, Inc.                                  3,250
    200  Phillips Van Heusen Corporation                          2,850
    100  St. John Knits, Inc.                                     4,000
    300  Stride Rite Corporation                                  3,600
    100  The Dixie Group, Inc. +                                  1,138
    100  Timberland Company +                                     5,806
    200  Tultex Corporation +                                       813
    300  Wolverine World Wide, Inc.                               6,787
                                                           ------------
                                                                 82,528
                                                            -----------
    Automobiles -- 0.4%
    100  Simpson Industries, Inc.                                 1,175
    100  Spartan Motors, Inc.                                       619
    100  Standard Motor Products, Inc.                            2,256
    100  Wabash National Corporation                              2,844
    100  Wynns International, Inc.                                3,187
                                                            -----------
                                                                 10,081
                                                            -----------
    Automobile Parts & Equipment -- 1.1%
    100  Clarcor, Inc.                                            2,962
    100  Discount Auto Parts, Inc. +                              1,913
    300  Gentex Corporation +                                     8,062
    100  Insurance Auto Auctions, Inc. +                          1,150
    200  O'Reilly Automotive, Inc. +                              5,250
    200  Standard Pacific Corporation                             3,150
    100  Standard Products Company                                2,563
    200  TBC Corporation +                                        1,913
    100  Walbro Corporation                                       1,344
                                                            -----------
                                                                 28,307
                                                            -----------

    Banking and Financial Services -- 9.3%
    300  AMRESCO, Inc.                                            9,075
    200  Astoria Financial Corporation                           11,150
    100  Billing Information Concepts
           Corporation +                                          4,800
    100  Capital Re Corporation                                   6,206
    100  CCB Financial Corporation                               10,750
     95  Charter One Financial, Inc.                              5,997
    100  Coast Savings Financial, Inc. +                          6,856
    200  Cullen Frost Bankers, Inc.                              12,137
    300  Deposit Guaranty Corporation                            17,062
    100  Enhance Financial Services
           Group, Inc.                                            5,950
    100  Envoy Corporation +                                      2,913
    210  First Commercial Corporation                            12,311
    400  Firstmerit Corporation                                  11,350
    100  Interra Financial, Inc.                                  6,900
    100  JSB Financial, Inc.                                      5,006
    400  Keystone Financial, Inc.                                16,100
    133  Legg Mason, Inc.                                         7,440
    200  Magna Group, Inc.                                        9,150
    200  National Auto Credit, Inc. +                             1,063
    100  Onbancorp, Inc.                                          7,050
    300  Provident Financial Group, Inc.                         14,550
    500  Sovereign Bancorp, Inc.                                 10,375
    200  Riggs National Corporation                               5,375

                      See Notes to Financial Statements

Munder Institutional S&P SmallCap Index Equity Fund
   Portfolio of Investments, December 31, 1997
               (Continued)
-----------------------------------------------------------------------------

Shares                                                          Value
------                                                          -----

COMMON STOCKS (Continued)
    Banking and Financial Services (Continued)
    300  St. Paul Bancorp, Inc.                             $     7,875
    100  U.S. Trust Corporation                                   6,263
    100  Whitney Holding Corporation                              5,700
    400  Zions Bancorp                                           18,150
                                                            -----------
                                                                237,554
                                                            -----------
    Broadcasting -- 0.5%
    400  General Communication, Inc. +                            2,650
    100  Metro Networks, Inc. +                                   3,275
    200  Westwood One, Inc. +                                     7,425
                                                            -----------
                                                                 13,350
                                                            -----------
    Building Construction -- 0.7%
    200  Apogee Enterprises, Inc.                                 2,375
    300  D.R. Horton, Inc.                                        5,212
    100  Hughes Supply, Inc.                                      3,494
    400  Morrison Knudsen Corporation +                           3,900
    200  Sturm Ruger & Company, Inc.                              3,688
                                                            -----------
                                                                 18,669
                                                            -----------
    Building Materials -- 1.2%
    100  ABM Industries, Inc.                                     3,056
    100  Building Materials Holdings
         Corporation +                                            1,050
    100  Butler Manufacturing Company                             3,225
    100  Commonwealth Industries, Inc.                            1,450
    200  Justin Industries, Inc.                                  2,725
    100  Lone Star Industries, Inc.                               5,312
    100  Medusa Corporation                                       4,181
    100  Republic Group, Inc.                                     1,638
    100  TJ International, Inc.                                   2,475
    100  U.S. Home Corporation +                                  3,925
    100  Universal Forest Products, Inc.                          1,363
                                                            -----------
                                                                 30,400
                                                            -----------
    Business Services -- 3.2%
    100  Bowne & Company, Inc.                                    3,988
    100  Catalina Marketing Corporation +                         4,625
    100  Dames & Moore Group, Inc.                                1,325
    300  Devry, Inc. +                                            9,562
    100  Express Scripts, Inc. +                                  6,000
    100  Fair Issac & Company, Inc.                               3,331
    100  Figgie International Holdings, Inc. +                    1,313
    200  Franklin Covey Company +                                 4,400
    200  Gymboree Corporation +                                   5,475
    200  Interim Services, Inc. +                                 5,175
    100  Intervoice, Inc. +                                         750
    100  Kronos, Inc. +                                           3,081
    200  Merrill Corporation                                      4,650
    100  Microage, Inc. +                                         1,506
    200  Norrell Corporation                                      3,975
    250  Paxar Corporation +                                      3,703
    100  SEI Investments Company                                  4,200
    100  Stone & Webster, Inc.                                    4,688
    200  The BISYS Group, Inc. +                                  6,650
    300  Vanstar Corporation +                                    3,394
                                                            -----------
                                                                 81,791
                                                            -----------
    Chemicals -- 1.9%
    100  Cambrex Corporation                                      4,600
    100  Chemfirst, Inc.                                          2,825
    200  Geon Company                                             4,675
    200  Lilly Industrial, Inc.                                   4,125
    100  Macdermid, Inc.                                          8,487
    100  McWhorter Technologies, Inc. +                           2,575
    200  Mississippi Chemical Corporation                         3,650
    200  Mycogen Corporation +                                    3,750
    200  Om Group, Inc.                                           7,325
    100  Quaker Chemical                                          1,894
    100  Scotts Company +                                         3,025
    100  WD-40 Company                                            2,900
                                                            -----------
                                                                 49,831
                                                            -----------
    Commercial Services -- 0.1%
    150  NFO Worldwide, Inc. +                                    3,141
                                                            -----------
    Communication Services -- 0.5%
    100  Centigram Communications
           Corporation +                                          1,694
    100  Comnet Cellular, Inc. +                                  3,556
    400  Geotek Communications, Inc.  +                             613
    200  TCSI Corporation +                                       1,600
    200  True North Communications                                4,950
                                                            -----------
                                                                 12,413
                                                            -----------
    Computers & Business Equipment -- 2.9%
    300  American Management Systems, Inc. +                      5,850
    200  Applied Magnetics Corporation +                          2,225
    200  Auspex Systems, Inc. +                                   2,000
    200  Banctec, Inc. +                                          5,362
    100  Bell Industries +                                        1,375
    100  Broadband Technologies, Inc. +                             413
    200  Chips & Technologies, Inc. +                             2,887
    100  Digi International, Inc. +                               1,700
    200  Exabyte Corporation +                                    1,288
    200  Gerber Scientific, Inc.                                  3,975
    400  Komag, Inc. +                                            5,950
    100  National Computer Systems, Inc.                          3,525
    100  Pacific Scientific Company                               2,400

                      See Notes to Financial Statements.

Munder Institutional S&P SmallCap Index Equity Fund
   Portfolio of Investments, December 31, 1997
            (Continued)

------------------------------------------------------------------------------

Shares                                                          Value
------                                                          -----

COMMON STOCKS (Continued)
    Computers & Business Equipment (Continued)
    100  Standard Microsystems
           Corporation +                                    $       869
    300  Tech Data Corporation +                                 11,662
    100  Telxon Corporation                                       2,387
    100  Tseng Labs, Inc. +                                         138
    300  Vitesse Semiconductor Corporation +                     11,325
    100  Volt Information Sciences, Inc. +                        5,387
    200  Xircom, Inc. +                                           2,013
    100  Zilog, Inc. +                                            1,906
                                                            -----------
                                                                 74,637
                                                            -----------
    Computer Hardware, Software or Services -- 4.8%
    400  Acxiom Corporation +                                     7,700
    100  Amtech Corporation +                                       400
    150  Analysts International Corporation                       5,175
    100  Boole & Babbage, Inc. +                                  2,987
    200  Broderbund Software, Inc. +                              5,125
    200  Cerner Corporation +                                     4,225
    200  Ciber, Inc. +                                           11,600
    100  Cyrk, Inc. +                                               969
    100  Dialogic Corporation +                                   4,375
    100  Filenet Corporation +                                    3,012
    100  Henry Jack & Associates, Inc.                            2,725
    100  Hyperion Software Corporation +                          3,575
    200  Insituform Technologies, Inc. +                          1,550
    400  Keane, Inc. +                                           16,250
    400  Microchip Technology, Inc. +                            12,000
    100  Platinum Software Corporation +                          1,175
    400  Platinum Technology, Inc. +                             11,300
    100  Progress Software Corporation +                          2,162
    300  Read Rite Corporation +                                  4,725
    300  Sterling Software, Inc.                                 12,300
    300  System Software Associates, Inc. +                       2,625
    200  Vantive Corporation +                                    5,050
    100  Wall Data, Inc. +                                        1,363
                                                            -----------
                                                                122,368
                                                            -----------
    Conglomerates -- 0.2%
    200  Triarc Companies, Inc. +                                 5,450
                                                            -----------
    Construction & Mining Equipment -- 0.8%
    100  CDI Corporation +                                        4,575
    200  Global Industrial Technologies, Inc. +                   3,387
    100  Kaman Corporation                                        1,638
    100  Material Sciences Corporation +                          1,219
    200  Regal Beloit Corporation                                 5,912
    200  Valmont Industries, Inc.                                 3,900
                                                            -----------
                                                                 20,631
                                                            -----------
    Diversified Industrial -- 0.6%
    150  AMCOL International
         Corporation                                              2,381
    200  Griffon Corporation +                                    2,925
    300  JLG Industries, Inc.                                     4,238
    200  Roper Industries, Inc.                                   5,650
                                                            -----------
                                                                 15,194
                                                            -----------
    Drugs & Health Care-- 9.6%
    100  Access Health, Inc. +                                    2,937
    200  Alliance Pharmaceutical
           Corporation +                                          1,450
    200  Alpharma, Inc.                                           4,350
    200  American Oncology Resources,
           Inc. +                                                 3,200
    200  Ballard Medical Products                                 4,850
    300  Bio Technology General
           Corporation +                                          3,225
    200  Cephalon, Inc. +                                         2,275
    100  Chemed Corporation                                       4,144
    100  Circon Corporation +                                     1,525
    100  Collagen Corporation                                     2,088
    100  Cooper Companies, Inc. +                                 4,087
    100  Cor Therapeutics, Inc. +                                 2,250
    200  Coventry Corporation +                                   3,050
    100  Cygnus, Inc. +                                           1,988
    200  Enzo Biochem, Inc.                                       2,925
    300  Genesis Health Ventures, Inc. +                          7,912
    100  Hauser, Inc. +                                             600
    300  ICN Pharmaceuticals, Inc.                               14,644
    300  Idexx Laboratories, Inc. +                               4,781
    100  Immulogic Pharmaceutical
           Corporation +                                            188
    200  Immune Response Corporation +                            2,225
    316  Integrated Health Services, Inc.                         9,855
    200  Invacare Corporation                                     4,350
     58  Lca Vision, Inc. +                                          65
    200  Lincare Holdings, Inc. +                                11,400
    300  Liposome, Inc. +                                         1,388
    200  Magellan Health Services, Inc. +                         4,300
    200  Mariner Health Group, Inc. +                             3,250
    200  Medimmune, Inc. +                                        8,575
    200  Mentor Corporation                                       7,300
    100  Molecular Biosystems, Inc. +                               850
    100  Natures Sunshine Products, Inc.                          2,600
    100  NBTY, Inc. +                                             3,337
    200  North American Vaccine, Inc. +                           4,987
    100  Noven Pharmaceuticals, Inc. +                              700
    300  Orthodontic Centers America, Inc. +                      4,987
    200  Owens & Minor, Inc.                                      2,900
    138  Paragon Health Network, Inc. +                           2,700

                     See Notes to Financial Statements.

 Munder Institutional S&P SmallCap Index Equity Fund
    Portfolio of Investments, December 31, 1997
             (Continued)

-----------------------------------------------------------------------------

Shares                                                          Value
------                                                          -----

COMMON STOCKS (Continued)
    Drugs & Health Care -- 9.6%
    200  Patterson Dental Company +                         $     9,050
    100  Pediatrix Medical Group +                                4,275
    100  Pharmaceutical Marketing
           Services +                                             1,025
    500  Phycor, Inc. +                                          13,500
    200  Primark Corporation +                                    8,137
    300  Prime Hospitality Corporation +                          6,112
    100  Protein Design Laboratories, Inc. +                      4,000
    200  Regeneron Pharmaceuticals, Inc. +                        1,713
    200  Renal Care Group, Inc. +                                 6,400
    100  Respironics, Inc. +                                      2,237
    200  Roberts Pharmaceutical Corporation +                     1,913
    100  Rural/Metro Corporation +                                3,337
    100  Sciclone Pharmaceuticals, Inc. +                           344
    200  Sequus Pharmaceuticals, Inc. +                           1,488
    100  Sierra Health Services, Inc. +                           3,362
    100  Spacelabs, Inc. +                                        1,900
    200  Summit Technology, Inc.                                    906
    100  Sunrise Medical, Inc. +                                  1,544
    100  Syncor International Corporation +                       1,613
    100  Theratech, Inc. +                                          800
    100  Ultratech Stepper, Inc. +                                1,988
    200  Universal Health Services, Inc. +                       10,075
    200  US Bioscience, Inc. +                                    1,813
    200  Vertex Pharmaceuticals, Inc. +                           6,600
    100  Visx, Inc. +                                             2,212
    100  Vital Signs, Inc.                                        1,950
                                                            -----------
                                                                246,532
                                                            -----------
    Electric Utilities -- 1.8%
    100  Bangor Hydro Electric Company                              619
    100  Central Hudson Gas & Electric
           Corporation                                            4,387
    100  Central Vermont Public Service                           1,525
    100  Cilcorp, Inc.                                            4,887
    200  Commonwealth Energy Systems                              6,650
    100  Eastern Utilities Associates                             2,625
    100  Interstate Power Company                                 3,744
    100  Orange & Rockland Utilities, Inc.                        4,656
    100  Public Service Company North
           Carolina, Inc.                                         2,288
    200  Sierra Pacific Resources                                 7,500
    100  TNP Enterprises, Inc.                                    3,325
    100  United Illuminating Company                              4,594
                                                            -----------
                                                                 46,800
                                                            -----------
    Electrical Equipment -- 3.3%
    300  Anixter International, Inc. +                            4,950
    267  Baldor Electric Company                                  5,783
    200  Belden, Inc.                                             7,050
    300  C-Cube Microsystems, Inc. +                              4,894
    100  Cable Design Technologies
           Corporation +                                          3,887
    100  Cellpro, Inc. +                                            231
    100  Coherent, Inc. +                                         3,513
    100  Fisher Scientific International, Inc.                    4,775
    200  Fluke Corporation                                        5,212
    100  Helix Technology Corporation                             1,950
    102  Intermagnetics General Corporation                         822
    100  Juno Lighting, Inc.                                      1,750
    200  Kent Electrical Corporation +                            5,025
    200  Novellus Systems, Inc. +                                 6,462
    100  Oak Industries, Inc. +                                   2,969
    100  Park Electrochemical Corporation                         2,838
    200  Sanmina Corporation +                                   13,550
    100  Symmetricom, Inc. +                                      1,163
    100  Technitrol, Inc.                                         3,000
    150  Thomas Industries, Inc.                                  2,963
    100  Watsco, Inc.                                             2,469
                                                            -----------
                                                                 85,256
                                                            -----------
    Electronics -- 7.4%
    200  BMC Industries, Inc.                                     3,225
    200  Boston Technology, Inc. +                                5,025
    200  Breed Technologies, Inc.                                 3,650
    100  C Cor Electronics, Inc. +                                1,538
    100  California Microwave +                                   1,938
    200  Checkpoint Systems, Inc.                                 3,500
    200  Dallas Semiconductor
           Corporation                                            8,150
    200  Digital Microwave Corporation +                          2,900
    100  Dionex Corporation +                                     5,025
    100  Electro Scientific Industries, Inc. +                    3,800
    100  Electroglas, Inc. +                                      1,544
    400  Etec Systems, Inc. +                                    18,600
    100  Hadco Corporation +                                      4,525
    300  Input/Output, Inc. +                                     8,906
    100  Integrated Circuit Systems, Inc. +                       2,850
    400  International Rectifier Corporation +                    4,725
    100  Itron, Inc. +                                            1,800
    300  Kemet Corporation +                                      5,812
    100  Kuhlman Corporation                                      3,913
    200  Kulicke & Soffa Industries, Inc. +                       3,725
    400  Lattice Semiconductor Corporation +                     18,950

                     See Notes to Financial Statements.

Munder Institutional S&P SmallCap Index Equity Fund
   Portfolio of Investments, December 31, 1997
        (Continued)

-----------------------------------------------------------------------------

Shares                                                          Value
------                                                          -----

COMMON STOCKS (Continued)
    Electronics (Continued)
    100  Marshall Industries +                              $     3,000
    300  Methode Electrics, Inc.                                  4,875
    200  Network Equipment Technologies +                         2,925
    200  P-COM, Inc. +                                            3,450
    200  Photronic, Inc. +                                        4,850
    300  Picturetel Corporation +                                 1,950
    200  Pioneer-Standard Electronics, Inc.                       3,050
    200  Plexus Corporation +                                     2,975
    400  S3, Inc. +                                               2,000
    100  Speedfam International, Inc. +                           2,650
    100  Three-Five Systems, Inc. +                               1,650
    200  Titan International, Inc.                                4,012
    200  Tracor, Inc. +                                           6,075
    200  Trimble Navigation Ltd. +                                4,362
    200  Unitrode Corporation +                                   4,300
    200  Valence Technology, Inc. +                               1,013
    300  Vicor Corporation +                                      8,137
    300  VLSI Technology, Inc. +                                  7,087
    200  Zebra Technologies Corporation +                         5,950
                                                            -----------
                                                                188,412
                                                            -----------

    Food & Beverages -- 1.9%
    100  Canandaigua Wine, Inc. +                                 5,538
    400  Chiquita Brands International, Inc.                      6,525
    100  Coca-Cola Bottling Company                               6,900
    200  Dekalb Genetics Corporation                              7,850
    100  Earthgrains Company                                      4,700
    100  Goodmark Foods, Inc.                                     1,850
    100  Ionics, Inc. +                                           3,912
    100  J&J Snack Foods Corporation +                            1,638
    100  Nash Finch Company                                       1,900
    200  Smithfield Foods, Inc. +                                 6,600
    100  Taco Cabana, Inc. +                                        475
                                                            -----------
                                                                 47,888
                                                            -----------
    Gold -- 0.0%#
    200  Glamis Gold, Ltd.                                          738
                                                            -----------
    Health Management Systems -- 0.4%
    100  Compdent Corporation +                                   2,028
    200  National Data Corporation                                7,225
                                                                  9,253
    Homebuilders -- 0.7%
    400  Champion Enterprises, Inc. +                             8,225
    100  M.D.C. Holdings, Inc.                                    1,506
    100  Ryland Group, Inc.                                       2,350
    100  Southern Energy Homes, Inc. +                              800
    200  Toll Brothers, Inc. +                                    5,350
                                                            -----------
                                                                 18,231
                                                            -----------

    Hotels & Restaurants -- 1.8%
    200  Applebee's International, Inc.                           3,612
    100  Au Bon Pain Company, Inc. +                                756
    300  Aztar Corporation +                                      1,875
    100  Bertucci's, Inc. +                                         638
    100  Cheesecake Factory +                                     3,050
    125  Consolidated Products, Inc.                              2,047
    300  Foodmaker, Inc. +                                        4,519
    100  IHOP Corporation +                                       3,250
    200  Luby's Cafeterias, Inc.                                  3,512
    150  Marcus Corporation                                       2,766
    200  Primadonna Resorts, Inc. +                               3,337
    100  Ruby Tuesday, Inc. +                                     2,575
    300  Ryans Family Steak Houses, Inc. +                        2,569
    400  Shoneys, Inc. +                                          1,275
    100  Showbiz Pizza Time, Inc. +                               2,300
    100  Sonic Corporation +                                      2,812
    200  TCBY Enterprises, Inc.                                   1,513
    200  WMS Industries, Inc.                                     4,225
                                                            -----------
                                                                 46,631
                                                            -----------
    Household Appliances & Home Furnishings-- 1.7%
    100  Bassett Furniture Industries, Inc.                       3,000
    200  Ethan Allen Interiors, Inc.                              7,712
    300  Fedders USA, Inc.                                        1,875
    200  Interface, Inc.                                          5,800
    100  La-Z-Boy, Inc.                                           4,313
    100  LSB Industries, Inc.                                       406
    100  National Presto Industries, Inc.                         3,956
    127  Pillowtex Corporation                                    4,426
    100  Rival Company                                            1,313
    200  Royal Appliance Manufacturing
           Company +                                              1,325
    100  USA Detergents, Inc. +                                     813
    200  Williams Sonoma, Inc. +                                  8,375
                                                            -----------
                                                                 43,314
                                                            -----------
    Industrial Machinery -- 1.6%
    100  A.O. Smith Corporation                                   4,225
    200  Blount International, Inc.                               5,337
    300  Cognex Corporation +                                     8,175
    100  Daniel Industries, Inc.                                  1,925
    100  Flow International Corporation +                           938
    100  Manitowoc, Inc.                                          3,250
    100  SPX Corporation                                          6,900
    100  Standex International Corporation                        3,525
    200  X-Rite, Inc.                                             3,650
    100  Zero Corporation                                         2,962
                                                            -----------
                                                                 40,887
                                                            -----------

                     See Notes to Financial Statements.

Munder Institutional S&P SmallCap Index Equity Fund
   Portfolio of Investments, December 31, 1997
          (Continued)

-----------------------------------------------------------------------------

Shares                                                          Value
------                                                          -----

COMMON STOCKS (Continued)
    Insurance -- 4.5%
    150  Allied Group, Inc.                                 $     4,294
    200  American Bankers Insurance
         Group, Inc.                                              9,187
    100  Arthur J. Gallagher & Company                            3,444
    200  CMAC Investment Corporation                             12,075
    100  Executive Risk, Inc.                                     6,981
    110  Fidelity National Financial, Inc.                        3,424
    100  First American Financial Corporation                     7,387
    200  Fremont General Corporation                             10,950
    200  Frontier Insurance Group, Inc.                           4,575
    100  Hilb, Rogal and Hamilton Company                         1,931
    100  Life Re Corporation                                      6,519
    200  Mutual Risk Management, Ltd.                             5,988
    100  NAC Re Corporation                                       4,881
    200  Orion Capital Corporation                                9,287
    200  Protective Life Corporation                             11,950
    200  Selective Insurance Group, Inc.                          5,400
    100  Trenwick Group, Inc.                                     3,763
    100  Zenith National Insurance
           Corporation                                            2,575
                                                            -----------
                                                                114,611
                                                            -----------
    Investment Companies-- 1.3%
    100  Eaton Vance Corporation                                  3,775
    200  Pioneer Group, Inc.                                      5,625
    100  Piper Jaffray Companies, Inc.                            3,644
    300  Quick & Reilly Group, Inc.                              12,900
    200  Raymond James Financial, Inc.                            7,937
                                                            -----------
                                                                 33,881
                                                            -----------
    Leisure Time -- 1.2%
    100  Carmike Cinemas, Inc. +                                  2,869
  1,300  Cineplex Odeon Corporation +                             1,625
    100  GC Companies +                                           4,737
    300  Grand Casinos, Inc. +                                    4,087
    200  Hollywood Park, Inc. +                                   4,400
    100  K2, Inc.                                                 2,275
    200  Players International, Inc. +                              638
    300  Regal Cinemas, Inc. +                                    8,362
    100  Showboat, Inc.                                           2,938
                                                            -----------
                                                                 31,931
                                                            -----------
    Machinery -- 0.3%
    200  Applied Industrial Technologies, Inc.                    5,350
    100  Astec Industries, Inc. +                                 1,675
                                                            -----------
                                                                  7,025
                                                            -----------
    Machinery-- Tools-- 0.4%
    100  Applied Power, Inc.                                      6,900
    100  Toro Company                                             4,263
                                                            -----------
                                                                 11,163
                                                            -----------
    Medical Instruments & Supplies -- 0.9%
    100  ADAC Laboratories                                        1,975
    200  Sola International, Inc. +                               6,500
    300  STERIS Corporation +                                    14,475
                                                            -----------
                                                                 22,950
                                                            -----------
    Medical Services -- 0.4%
    300  Advanced Tissue Sciences,
           Inc. +                                                 3,713
    200  Renal Treatment Centers, In c. +                         7,225
                                                            -----------
                                                                 10,938
                                                            -----------
    Mining -- 0.5%
    100  Dravo Corporation +                                      1,100
    200  Getchell Gold Corporation +                              4,800
    400  Hecla Mining Company +                                   1,975
    100  Pittston Company                                         2,625
    100  Stillwater Mining Company +                              1,675
                                                            -----------
                                                                 12,175
                                                            -----------
    Mobile Homes -- 0.7%
    300  Oakwood Homes Corporation                                9,956
    100  Skyline Corporation                                      2,750
    100  Thor Industries, Inc.                                    3,431
    200  Winnebago Industries, Inc.                               1,775
                                                            -----------
                                                                 17,912
                                                            -----------
    Non-Ferrous Metals -- 0.5%
    200  Coeur D'Alene Mines Corporation +                        1,800
    100  Commercial Metals Company                                3,157
    100  Handy & Harman                                           3,450
    100  Imco Recycling, Inc.                                     1,606
    100  Wolverine Tube, Inc. +                                   3,100
                                                            -----------
                                                                 13,113
                                                            -----------
    Office Furnishings & Supplies -- 0.4%
    100  A.T. Cross Company                                       1,013
    100  New England Business Service, Inc.                       3,375
    200  W.H. Brady Company                                       6,200
                                                            -----------
                                                                 10,588
                                                            -----------

                     See Notes to Financial Statements.

            Munder Institutional S&P SmallCap Index Equity Fund
                  Portfolio of Investments, December 31, 1997
                                (Continued)

------------------------------------------------------------------------------

Shares                                                          Value
------                                                          -----

COMMON STOCKS (Continued)
    Oil & Gas -- 7.1%
    200  Atmos Energy Corporation                           $     6,050
    200  Barrett Resources Corporation +                          6,050
    200  Benton Oil & Gas Company +                               2,588
    200  Cabot Oil & Gas Corporation                              3,887
    300  Camco International, Inc.                               19,106
    100  Cascade Natural Gas
           Corporation                                            1,875
    100  Connecticut Energy Corporation                           3,013
    200  Cross Timbers Oil Company                                4,987
    200  Devon Energy Corporation                                 7,700
    100  Energen Corporation                                      3,975
    100  HS Resources, Inc. +                                     1,381
    200  KCS Energy, Inc.                                         4,150
    200  KN Energy, Inc.                                         10,800
    100  New Jersey Resources
         Corporation                                              4,006
    300  Newfield Exploration Company +                           6,994
    200  Northwest Natural Gas Company                            6,200
    200  Oceaneering International, Inc. +                        3,950
    100  Pennsylvania Enterprises, Inc.                           2,525
    100  Philadelphia Suburban
           Corporation                                            2,944
    200  Piedmont Natural Gas, Inc.                               7,187
    100  Plains Resources, Inc. +                                 1,719
    200  Pogo Producing Company                                   5,900
    100  Pool Energy Services Company +                           2,225
    300  Pride International, Inc. +                              7,575
    200  Remington Oil & Gas
           Corporation +                                          1,050
    700  Santa Fe Energy Resources, Inc.                          7,875
    200  Seitel, Inc. +                                           3,425
    200  Snyder Oil Corporation                                   3,650
    200  Southwest Gas Corporation                                3,737
    200  Southwestern Energy Company                              2,575
    100  St. Mary Land & Exploration
           Company                                                3,500
    300  Tuboscope Vetco International
           Corporation +                                          7,219
    300  United Meridian Corporation +                            8,437
    400  Vintage Petroleum, Inc.                                  7,600
    100  Wicor, Inc.                                              4,644
    100  Wiser Oil Company                                        1,413
                                                            -----------
                                                                181,912
                                                            -----------
    Paper -- 0.7%
    100  Buckeye Technologies, Inc. +                             4,625
    200  Caraustar Industries, Inc.                               6,850
    100  Lydall, Inc. +                                           1,950
    100  Paragon Trade Brands, Inc. +                             1,288
    100  Pope & Talbot, Inc.                                      1,506
    100  Shorewood Packaging
           Corporation +                                          2,675
                                                            -----------
                                                                 18,894
                                                            -----------
    Photography -- 0.2%
    100  CPI Corporation                                          2,262
    100  Innovex, Inc.                                            2,294
    100  Resound Corporation +                                      550
                                                            -----------
                                                                  5,106
                                                            -----------
    Plastics -- 0.3%
    100  Tredegar Industries, Inc.                                6,588
                                                            -----------
    Pollution Control -- 0.1%
    200  OHM Corporation +                                        1,525
    100  Tetra Technologies, Inc. +                               2,106
                                                            -----------
                                                                  3,631
                                                            -----------
    Printing -- 0.4%
    300  Valassis Communications, Inc. +                         11,100
                                                            -----------
    Publishing -- 0.4%
    100  Nelson Thomas, Inc.                                      1,156
    300  World Color Press, Inc. +                                7,969
                                                            -----------
                                                                  9,125
                                                            -----------
    Railroads -- 0.1%
    100  Railtex, Inc. +                                          1,431
                                                            -----------
    Recreation -- 0.4%
    200  Arctic Cat, Inc.                                         1,938
    100  Bell Sports Corporation +                                  844
    100  Galoob Toys, Inc. +                                      1,019
    100  Huffy Corporation                                        1,350
    200  Russ Berrie & Company, Inc.                              5,250
                                                            -----------
                                                                 10,401
                                                            -----------
    Restaurants -- 0.7%
    300  CKE Restaurants, Inc.                                   12,637
    200  Landry's Seafood Restaurants,
           Inc. +                                                 4,800
                                                            -----------
                                                                 17,437
                                                            -----------

                     See Notes to Financial Statements.

Munder Institutional S&P SmallCap Index Equity Fund
   Portfolio of Investments, December 31, 1997
        (Continued)
-----------------------------------------------------------------------------

Shares                                                          Value
------                                                          -----

COMMON STOCKS (Continued)
    Retail -- 4.6%
    200  AnnTaylor Stores Corporation +                     $     2,675
    450  Arbor Drugs, Inc.                                        8,325
    300  Bombay, Inc. +                                           1,388
    100  Books A Million, Inc. +                                    581
    100  Carson Pirie Scott & Company +                           5,012
    200  Cash America International, Inc.                         2,587
    200  Cato Corporation                                         1,775
    100  Damark International, Inc. +                               975
    100  Designs, Inc. +                                            300
    200  Eagle Hardware & Garden +                                3,875
    100  Filenes Basement Corporation +                             400
    200  Footstar, Inc. +                                         5,375
    100  Gottschalks, Inc. +                                        838
    200  Hancock Fabrics, Inc.                                    2,900
    100  J. Baker, Inc.                                             563
    200  Jan Bell Marketing, Inc. +                                 500
    200  Just For Feet, Inc. +                                    2,625
    100  Lechters, Inc. +                                           506
    100  Lillian Vernon Corporation                               1,662
    200  Michaels Stores, Inc. +                                  5,850
    500  Pier 1 Imports, Inc.                                    11,312
    400  Proffitts, Inc. +                                       11,375
    200  Regis Corporation                                        5,025
    400  Ross Stores, Inc.                                       14,550
    200  Shopko Stores, Inc.                                      4,350
    200  Stein Mart, Inc. +                                       5,350
    100  Swiss Army Brands, Inc. +                                1,013
    200  The Dress Barn +                                         5,675
    200  The Men's Wearhouse, Inc. +                              6,950
    200  The Sports Authority, Inc. +                             2,950
                                                            -----------
                                                                117,262
                                                            -----------
    Retail Grocery -- 0.9%
    200  Casey's General Stores, Inc.                             5,075
    300  Fleming Companies, Inc.                                  4,031
    300  Richfood Holdings, Inc.                                  8,475
    100  Whole Foods Market, Inc. +                               5,113
                                                            -----------
                                                                 22,694
                                                            -----------
    Savings & Loan -- 1.3%
    200  Centura Banks, Inc.                                     13,800
    300  Commercial Federal Corporation                          10,669
    200  Downey Financial Corporation                             5,688
    100  FirstBank Puerto Rico                                    3,406
                                                            -----------
                                                                 33,563
                                                            -----------
    Shipbuilding -- 0.2%
    150  Halter Marine Group, Inc. +                              4,331
                                                            -----------
    Steel -- 1.5%
    100  Acme Metals, Inc. +                                        988
    100  Amcast Industrial Corporation                            2,294
    200  Birmingham Steel Corporation                             3,150
    100  Castle A M Company                                       2,287
    100  Insteel Industries, Inc.                                   688
    200  Intermet Corporation                                     3,500
    100  Lukens, Inc.                                             2,856
    100  Mueller Industries, Inc. +                               5,900
    200  Northwestern Steel & Wire
           Company +                                                525
    100  Quanex Corporation                                       2,812
    100  Steel Technologies, Inc.                                 1,175
    200  Texas Industries, Inc.                                   9,000
    200  WHX Corporation +                                        2,375
                                                            -----------
                                                                 37,550
                                                            -----------
    Telecommunications -- 1.5%
    100  ACC Corporation +                                        5,050
    200  Allen Group, Inc.                                        3,688
    400  Aspect Telecommunications
           Corporation +                                          8,350
    200  Comverse Technology, Inc. +                              7,800
    100  Dynatech Corporation +                                   4,687
    500  Telephone Save Holdings, Inc. +                          9,937
                                                            -----------
                                                                 39,512
                                                            -----------
    Tires & Rubber -- 0.6%
    100  Myers Industries, Inc.                                   1,706
    100  O' Sullivan Corporation                                  1,063
    200  Safeskin Corporation +                                  11,350
                                                            -----------
                                                                 14,119
                                                            -----------
    Tobacco -- 0.5%
    300  Dimon, Inc.                                              7,875
    100  Schweitzer-Mauduit
           International, Inc.                                    3,725
                                                            -----------
                                                                 11,600
                                                            -----------
    Trucking & Freight Forwarding -- 2.5%
    200  Air Express International Corporation                    6,100
    200  American Freightways Corporation +                       1,975
    100  Arkansas Best Corporation +                                975
    200  Expeditores International, Inc.                          7,700
    300  Fritz Companies, Inc. +                                  4,181
    100  Frozen Food Express Industries, Inc.                       900

                     See Notes to Financial Statements.

Munder Institutional S&P SmallCap Index Equity Fund
   Portfolio of Investments, December 31, 1997
            (Continued)
-----------------------------------------------------------------------------

Shares                                                          Value
------                                                          -----

COMMON STOCKS (Continued)
    Trucking & Freight Forwarding (Continued)
    200  Heartland Express, Inc. +                          $     5,375
    200  Kirby Corporation +                                      3,862
    100  Landstar Systems, Inc. +                                 2,638
    100  M.S. Carriers, Inc. +                                    2,488
    200  Offshore Logistics, Inc. +                               4,275
    300  Rollins Truck Leasing
           Corporation                                            5,362
    200  US Freightways Corporation                               6,500
    300  Werner Enterprises, Inc.                                 6,150
    200  Yellow Corporation +                                     5,025
                                                            -----------
                                                                 63,506
                                                            -----------
    Utilities -- Water -- 0.5%
    100  Aquarion Company                                         3,456
    100  Consumers Water Company                                  2,000
    100  Southern California Water
           Company                                                2,512
    300  United Water Resources, Inc.                             5,869
                                                            -----------
                                                                 13,837
                                                            -----------
TOTAL COMMON STOCKS
  (Cost  $2,505,233)                                        $ 2,553,923

TOTAL INVESTMENTS
  (Cost  $2,505,233*)                                99.8%    2,553,923
OTHER ASSETS AND
  LIABILITIES (Net)                                   0.2         4,757
                                                    -----   -----------
NET ASSETS                                          100.0%  $ 2,558,680
                                                   ======   ===========
---------
  * Aggregate cost for Federal tax purposes is $2,505,234.
  + Non-income producing security.
  # Amount represents less than 0.1% of net assets.


                     See Notes to Financial Statements.

Munder Institutional Funds
      Statements of Assets and Liabilities, December 31, 1997

-----------------------------------------------------------------------------

                                                                     Institutional    Institutional
                                                                         S&P 500       S&P SmallCap
                                                                     Index Equity     Index Equity
                                                                         Fund             Fund
                                                                    -------------    -------------
ASSETS:
Investments, at value
See accompanying schedule:
   Securities ...................................................   $ 63,149,850    $  2,553,923
   Repurchase agreement .........................................        678,000            --
                                                                    ------------    ------------
Total investments ...............................................     63,827,850       2,553,923
Cash ............................................................         97,054            --
Receivable for Fund shares sold .................................          2,308            --
Receivable for investments sold .................................           --             5,399
Dividends receivable ............................................         70,837           1,608
Interest receivable .............................................            113            --
Receivable from investment advisor ..............................         38,048          33,651
Unamortized organization costs ..................................          8,374           3,141
Prepaid expenses ................................................            769           1,714
                                                                    ------------    ------------
   Total Assets .................................................     64,045,353       2,599,436
                                                                    ------------    ------------

LIABILITIES:
Due to custodian ................................................           --            14,417
Payable for investments securities purchased ....................           --             2,573
Custodian fees payable ..........................................         11,960          12,840
Variation margin ................................................            200            --
Administration fee payable ......................................            496              31
Transfer agent fee payable ......................................          9,463           9,048
Accrued Director's fees and expenses ............................            524              54
Accrued expenses and other payables .............................         23,734           1,793
                                                                    ------------    ------------
   Total Liabilities ............................................         46,377          40,756
                                                                    ------------    ------------

NET ASSETS ......................................................   $ 63,998,976    $  2,558,680
                                                                    ============    ============
Investments at cost .............................................   $ 63,520,991    $  2,505,233
                                                                    ============    ============

NET ASSETS consist of:
Undistributed net investment income .............................          1,354             771
Accumulated net realized gain(loss) on investments sold
      and futures contracts .....................................        (34,718)         10,468
Net unrealized appreciation of investments and futures contracts         339,419          48,690
Par value .......................................................          6,400             250
Paid-in capital in excess of par value ..........................     63,686,521       2,498,501
                                                                    ------------    ------------
   Total Net Assets .............................................   $ 63,998,976    $  2,558,680
                                                                    ============    ============

SHARES OUTSTANDING ..............................................      6,399,845         250,001
                                                                    ============    ============
NET ASSET VALUE offering and redemption price per share .........   $      10.00    $      10.23
                                                                    ============    ============


                      See Notes to Financial Statements.

                                      18

Munder Institutional Funds
      Statement of Operations, Period Ended December 31, 1997

-----------------------------------------------------------------------------

                                                Institutional    Institutional
                                                   S&P 500       S&P SmallCap
                                                Index Equity     Index Equity
                                                  Fund (a)         Fund (b)
                                                -------------    -------------
INVESTMENT INCOME:
Interest ......................................   $  23,270    $   1,879
Dividends (c) .................................     164,177        8,288
                                                  ---------    ---------
   Total investment income ....................     187,447       10,167
                                                  ---------    ---------

EXPENSES:
Registration and filing fees ..................      19,171        1,151
Custodian fees ................................      11,960       26,927
Transfer agent fee ............................       9,463        9,048
Investment advisory fee .......................       7,005        1,554
Legal and audit fees ..........................       2,955          306
Administration fee ............................         841           87
Directors' fees and expenses ..................         524           54
Other .........................................      10,380        1,074
                                                  ---------    ---------
   Total Expenses .............................      62,299       40,201
Expenses reimbursed by investment advisor .....     (53,427)     (38,346)
                                                  ---------    ---------
   Net Expenses ...............................       8,872        1,855
                                                  ---------    ---------
NET INVESTMENT INCOME .........................     178,575        8,312
                                                  ---------    ---------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
   INVESTMENTS:
Net realized loss gain/(loss) from:
   Security transactions ......................        (112)      18,468
   Futures contracts ..........................     (34,606)        --
Net change in unrealized appreciation of:
   Securities .................................     306,859       48,690
   Futures contracts ..........................      32,560         --
                                                  ---------    ---------
Net realized and unrealized gain on investments     304,701       67,158
                                                  ---------    ---------

NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS .................................   $ 483,276    $  75,470
                                                  =========    =========


(c) Net of foreign withholding taxes of: ......   $     410    $    --
                                                  =========    =========

---------
(a) The Institutional S&P 500 Index Equity Fund commenced operations on October 14, 1997.
(b) The Institutional S&P SmallCap Index Equity Fund commenced operations on August 7, 1997.
                   See Notes to Financial Statements.

Munder Institutional Funds
      Statement of Changes in Net Assets, Period Ended December 31, 1997

-----------------------------------------------------------------------------


                                                           Institutional    Institutional
                                                              S&P 500       S&P SmallCap
                                                           Index Equity     Index Equity
                                                             Fund (a)         Fund (b)
                                                           -------------    -------------
Net investment income ..................................   $    178,575    $      8,312
Net realized gain/(loss) on investments sold
   and futures contracts during the year ...............        (34,718)         18,468
Net change in unrealized appreciation of investments
   and future contracts during the period ..............        339,419          48,690
                                                           ------------    ------------
Net increase in net assets resulting from operations ...        483,276          75,470

Distributions to shareholders from net investment income       (178,471)         (8,800)
Distributions to shareholders from net realized gains ..           --            (8,000)
Net increase in net assets from Fund share transactions      63,694,171       2,500,010
                                                           ------------    ------------
Net increase in net assets .............................     63,668,976       2,558,680
NET ASSETS:
Beginning of period ....................................              0               0
                                                           ------------    ------------

End of period ..........................................   $ 63,998,976    $  2,558,680
                                                           ============    ============

---------
(a) The Institutional S&P 500 Index Equity Fund commenced operations on October 14, 1997.
(b) The Institutional S&P SmallCap Index Equity Fund commenced operations on August 7, 1997.

                   See Notes to Financial Statements.

Munder Institutional S&P 500 Index Equity Fund
        Financial Highlights, For a Share Outstanding Throughout The Period

-----------------------------------------------------------------------------

                                                                Period
                                                                 Ended
                                                             12/31/97 (a)
                                                             ------------
Net asset value, beginning of period ...................    $      10.00
                                                            ------------
Income from investment operations:
Net investment income ..................................            0.04
Net realized and unrealized gain on investments ........            0.00(e)
                                                            ------------
Total from investment operations .......................            0.04
                                                            ------------
Less distributions:
Distributions from net investment income ...............           (0.04)
                                                            ------------
Total distributions ....................................           (0.04)
                                                            ------------
Net asset value, end of period .........................    $      10.00
                                                            ============
Total return (b) .......................................            0.39%
                                                            ============


Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's) ...................    $     63,999
Ratio of operating expenses to average net assets ......            0.09%(c)
Ratio of net investment income to average net assets ...            1.76%(c)
Ratio of operating expenses to average net assets
    without expense reimbursement ......................            0.61%(c)
Portfolio turnover .....................................            0.08%
Average commission rate (d) ............................    $     0.0100


(a) Munder Institutional S&P 500 Index Equity Fund commenced operations on October 14, 1997.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Average commission rate paid per share of securities purchased and sold by the Fund.
(e) The amount shown at this caption for each share outstanding throughout the period, may not accord with the change in aggregate gains and losses in the portfolio securities for the period, because of the timing of purchases and withdrawals of shares in relation to the fluctuating market values of the portfolio.


                      See Notes to Financial Statements.

Munder Institutional S&P SmallCap Index Equity Fund
        Financial Highlights, For a Share Outstanding Throughout The Period

-----------------------------------------------------------------------------

                                                                Period
                                                                Ended
                                                              12/31/97 (a)
                                                              ------------
Net asset value, beginning of period ....................    $     10.00
                                                             -----------
Income from investment operations:
Net investment income ...................................           0.04
Net realized and unrealized gain on investments .........           0.26
                                                             -----------
Total from investment operations ........................           0.30
                                                             -----------
Less distributions:
Distributions from net investment income ................          (0.04)
Distributions from net realized gains ...................          (0.03)
                                                             -----------
Total distributions .....................................          (0.07)
                                                             -----------
Net asset value, end of period ..........................    $     10.23
                                                             ===========
Total return (b) ........................................           3.00%
                                                             ===========


Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's) ....................    $     2,559
Ratio of operating expenses to average net assets .......           0.18%(c)
Ratio of net investment income to average net assets ....           0.80%(c)
Ratio of operating expenses to average net assets
    without expense reimbursement .......................           3.88%(c)
Portfolio turnover ......................................              8%
Average commission rate (d) .............................    $     0.0109



(a) Munder Institutional S&P SmallCap Index Equity Fund commenced operations on August 7, 1997.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Average commission rate paid per share of securities purchased and sold by the Fund.

                      See Notes to Financial Statements.

The Munder Institutional Funds
     Notes To Financial Statements, December 31, 1997

-----------------------------------------------------------------------------
1.   Organization and Significant Accounting Policies

    The Munder Institutional S&P 500 Index Equity Fund and the Munder Institutional S&P SmallCap Index Equity Fund (individually a "Fund" and collectively the "Funds") are diversified portfolios of St. Clair Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the " 1940 Act"), as an open-end investment company. The Munder Institutional S&P 500 Index Equity Fund commenced operations on October 14, 1997. The Munder Institutional S&P SmallCap Index Equity Fund commenced operations on August 7, 1997.

    The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

    Security Valuation: Securities (including financial futures, if any) traded on a recognized stock exchange or on the NASDAQ National Market System ("NASDAQ") are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market as of the close of business on the date of the valuation. Securities traded on a national securities exchange or on NASDAQ for which there were no sales on the date of valuation and securities traded on over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Restricted securities and securities and assets for which market quotations are not readily available, are valued at fair value by the advisor, under the supervision of the Board of Directors. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, unless the Board of Directors determines that such valuation does not constitute fair value at that time. Under this method such securities are valued initially at cost on the date of purchase (or on the 61st day before maturity). Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security.

    Futures Contracts: Each Fund may enter into futures contracts for the purpose of hedging against changes in the value of the portfolio securities held and in the value of the securities it intends to purchase, or in order to maintain liquidity. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed. The net unrealized appreciation/ (depreciation), if any, is shown in the financial statements.

    There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

 The Munder Institutional Funds
     Notes To Financial Statements, December 31, 1997
     (Continued)

-----------------------------------------------------------------------------

    Repurchase Agreements: The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while the Fund seeks to assert its rights. The Fund's Advisor, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which a Fund enters into repurchase agreements to evaluate potential risks.

    Security Transactions and Investment Income: Security transactions are recorded on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid at least quarterly by the Fund. Capital gains distributions, if any, will be made at least annually. Distributions to shareholders are recorded on the ex-dividend date.

    Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses and income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

    As determined at December 31, 1997, permanent differences resulting from different book and tax accounting for organization expenses were reclassified at year end. These reclassifications had no effect on net investment income, net assets or net asset value per share.

    Federal Income Taxes: The Funds intend to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

2. Investment Advisor, Administrator, Custodian, Transfer Agent and Other Related Party Transactions

    Munder Capital Management (the "Advisor"), an independent investment management firm, serves as the Funds' investment advisor. For its advisory services to the Munder Institutional S&P SmallCap Index Equity Fund, the Advisor is entitled to receive a fee, computed daily and payable monthly, at an annual rate of 0.15% of the value of the Fund's average daily net assets. For its advisory services to the Munder Institutional S&P 500 Index Fund, the Advisor is entitled to receive a fee, computed daily and payable monthly, at an annual rate of 0.07% of the value of the Fund's average daily net assets.

The Munder Institutional Funds
     Notes To Financial Statements, December 31, 1997
     (Continued)

-----------------------------------------------------------------------------


    The Advisor voluntarily waived fees and reimbursed certain expenses, payable by the Funds, for the period ended December 31, 1997, as follows:

                                                   Fees Waived    Expenses Reimbursed
                                                   -----------    -------------------
Munder Institutional S&P 500 Index Fund              $7,005             $46,422

Munder Institutional S&P SmallCap Index Equity Fund  $1,554             $36,792


    Comerica Bank ("Comerica") provides custodial services to the Fund. No compensation is paid to the Custodian for its services. State Street Bank & Trust Company serves as the sub-custodian to the Funds. For its services as sub-custodian, State Street receives a fee based on the aggregate average daily net assets of the Funds and certain other investment portfolios advised by the Advisor for which State Street provides custodial services, as well as certain transaction based fees. As of November 1, 1997, Comerica receives a fee of 0.01% of the aggregate average daily net assets of the Funds beneficially owned by Comerica and its customers, as compensation for certain shareholder services provided by Comerica to the Funds.

    Each Director of the Company is paid an aggregate fee, consisting of a $20,000 annual retainer, for services in such capacity plus $1,500 for each meeting attended per year, plus out-of-pocket expenses incurred as a Board member for services provided as a Board member of the Company, The Munder Funds Trust, The Munder Funds, Inc., and Munder Framlington Funds Trust. The Trustees or Directors are also reimbursed for any expenses incurred by them in connection with their duties as Trustees or Directors. No officer, director or employee of the Advisor, Comerica, State Street or Investor Services Group currently receives any compensation from the Company.

3.    Securities Transactions

    For the period ended December 31, 1997, cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were as follows:

                                                          Purchases      Sales
                                                      -------------  ---------
Munder Institutional S&P 500 Index Equity Fund        $ 62,776,623  $   31,835

Munder Institutional S&P SmallCap Index Equity Fund   $  2,691,303   $ 180,053

    For the period ended December 31, 1997, the Munder Institutional S&P 500 Index Equity Fund had purchases of U.S. Government securities of $98,314.

    At December 31, 1997, the aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $2,519,850 and $267,455 for the Munder Institutional S&P 500 Index Equity Fund and the Munder Institutional S&P SmallCap Index Equity Fund, respectively and the aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $ 2,213,002 and $218,765 for the Munder Institutional S&P 500 Index Equity Fund and the Munder Institutional S&P SmallCap Index Equity Fund, respectively.

The Munder Institutional Funds
     Notes To Financial Statements, December 31, 1997
     (Continued)

-----------------------------------------------------------------------------

4. Common Stock

     At December 31,1997, fifty million shares of $0.001 par value common stock were authorized for the Funds.

     Changes in common stock were as follows:


  Munder Institutional S&P 500 Index Equity Fund          Period Ended
                                                            12/31/97
                                                    ------------------------
                                                     Shares          Amount
                                                     ------          ------
Sold                                                6,397,926     $63,674,977
Issued as reinvestment of dividends                     1,919          19,194
Redeemed                                                 --              --
                                                  -----------     -----------
Net Increase                                        6,399,845     $63,694,171
                                                  ===========     ===========



  Munder Institutional S&P SmallCap Index Equity Fund       Period Ended
                                                              12/31/97
                                                     -----------------------
                                                      Shares          Amount
                                                      ------          ------
Sold                                                  250,001      $2,500,010
Issued as reinvestment of dividends                      --              --
Redeemed                                                 --              --
                                                   ----------      ----------
Net Increase                                          250,001      $2,500,010
                                                   ==========      ==========

Report of Ernst & Young LLP, Independent Auditors

To the Board of Directors and Shareholders of the Munder Institutional S&P 500 Index Equity Fund and
Munder Institutional S&P SmallCap Index Equity Fund

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio of investments, of the Munder Institutional S&P 500 Index Equity Fund and the Munder Institutional S&P SmallCap Index Equity Fund (the "Funds"), (two of the Funds constituting the St. Clair Funds, Inc.), as of December 31, 1997, and the related statements of operations, the statements of changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Munder Institutional S&P 500 Index Equity and the Munder Institutional S&P SmallCap Index Equity Funds of St. Clair Funds, Inc. at December 31, 1997, and the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated therein, in conformity with generally accepted accounting principles.

/s/ Ernst & Young LLP
Boston, Massachusetts
February 9, 1998

The Munder Institutional Funds
 Tax Information, December 31, 1997


Of the distributions made by the following Funds, the corresponding percentage represents the amount of each distribution which will qualify for the dividend received deduction available to corporate shareholders:


           Munder Institutional S&P 500 Index Equity Fund          85%
           Munder Institutional S&P SmallCap Index Equity Fund     24%

                                                          (INSIDE BACK COVER)


                                                             The Munder Funds

BOARD OF DIRECTORS
               Charles W. Elliott, Chairman
               John Rakolta, Jr., Vice Chairman
               Thomas B. Bender
               David J. Brophy
               Joseph E. Champagne
               Thomas D. Eckert

OFFICERS
               Lee Munder, President
               Leonard J. Barr II, Vice President
               Elyse G. Essick, Vice President
               Terry H. Gardner, Vice President, CFO and Treasurer Ann F. Putallaz, Vice President
               James C. Robinson, Vice President
               Gerald L. Seizert, Vice President
               Paul D. Tobias, Vice President
               Richard H. Rose, Assistant Treasurer
               Lisa Anne Rosen, Secretary and Assistant Treasurer
               Teresa M.R. Hamlin, Assistant Secretary

INVESTMENT ADVISOR
               Munder Capital Management
               Munder Capital Center
               480 Pierce Street
               Birmingham, MI 48009

TRANSFER AGENT
               First Data Investor Services Group, Inc.
               53 State Street
               Boston, MA  02109

ADMINISTRATOR & SUB-CUSTODIAN
               State Street Bank & Trust Company
               1776 Heritage Drive
               North Quincy, MA 02109

DISTRIBUTOR
               Funds Distributor, Inc.
               60 State Street
               Boston, MA  02109

CUSTODIAN
               Comerica Bank
               411 West Lafayette
               Detroit, MI  48226

LEGAL COUNSEL
               Dechert Price & Rhoads
               1775 Eye Street, N.W.
               Washington, D.C. 20006

INDEPENDENT AUDITORS
               Ernst & Young, LLP
               200 Clarendon Street
               Boston, MA  02116

                                          (OUTSIDE BACK COVER)

ANNINST97

Investment Advisor: Munder Capital Management
Distributed by: Funds Distributor, Inc.